As filed with the Securities and Exchange Commission on September 23, 2022

File No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

(Check appropriate box or boxes)

AIM International Mutual Funds

(Invesco International Mutual Funds)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(713) 626-1919

(Registrant’s Area Code and Telephone Number)

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and address of Agent for Service)

Copy to:

Taylor V. Edwards, Esquire Invesco Advisers, Inc. 225 Liberty Street, 15th Fl. New York, NY 10281-1087	Matthew R. DiClemente, Esquire Mena Larmour, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600
Philadelphia, PA 19103-7018

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Class A, Class C, Class R5, Class R6 and Class Y shares of beneficial interest, without par value, of the Invesco Global Fund, a series of the Registrant.

It is proposed that this filing will become effective on October 23, 2022 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

[______], 2022

Dear Shareholder:

Invesco regularly conducts a review of its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of the Invesco Funds’ shareholders and Invesco.

In connection with this process, the Invesco Funds’ Board of Trustees has approved two fund reorganizations that will each combine two Invesco Funds. The proposed reorganizations are intended to:

•	distinguish and emphasize Invesco’s most compelling investment processes and strategies;

•	reduce advisory fees and/or expenses;

•	reduce overlap in the product lineup; and

•	create scale in the resulting Funds.

As described in the attached Joint Information Statement/Prospectus, it is proposed that:

•	Invesco American Value Fund reorganize with and into Invesco Value Opportunities Fund (“Acquiring Fund”); and

•	Invesco Global Growth Fund reorganize with and into Invesco Global Fund (“Acquiring Fund”).

The Boards of your Fund(s), including their independent trustees, believe that each reorganization in the Joint Information Statement/Prospectus is in the best interest of your Fund(s).

We urge you to spend a few minutes reviewing the information in the Joint Information Statement/Prospectus. You do not need to take any action regarding your account. Your shares of your Fund(s) will automatically be converted, at net asset value, into shares of equal net asset value of the corresponding Acquiring Fund on or about February 10, 2023, as discussed in more detail below. Please note that each reorganization is not a taxable event but redeeming or exchanging your shares prior to a reorganization may be a taxable event depending on your individual tax situation. If you have any questions regarding the enclosed Joint Information Statement/Prospectus, please call 1-800-959-4246 or your financial advisor.

Sincerely,

Jeffrey H. Kupor
Senior Vice President, Chief Legal Officer and Secretary

INVESCO FUNDS

11 Greenway Plaza, Suite 1000

Houston, Texas 77046-1173

1-800-959-4246

JOINT INFORMATION STATEMENT/PROSPECTUS

[________], 2022

Introduction

This Joint Information Statement/Prospectus contains information that shareholders of each Target Fund listed in the table below (each, a “Target Fund” and collectively, the “Target Funds”), which is a series of the corresponding Target Trust listed in the table below (each, a “Target Trust” and collectively, the “Target Trusts”), should know about the Agreement and Plan of Reorganization (the “Agreement”) relating to the reorganizations (each, a “Reorganization” and collectively, the “Reorganizations”) by and between each Target Trust, on behalf of the corresponding Target Fund, and each Acquiring Trust listed in the table below (each, an “Acquiring Trust” and collectively, the “Acquiring Trusts”), on behalf of the corresponding Acquiring Fund listed in the table below (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”). This document is also a prospectus for each Acquiring Fund. Each Target Fund and Acquiring Fund is a series of a registered open-end management investment company. The Target Funds and Acquiring Funds collectively are referred to as the “Funds” and individually as a “Fund.”

Target Fund	Target Trust	Acquiring Fund	Acquiring Trust
Invesco American Value Fund	AIM Sector Funds (Invesco Sector Funds)	Invesco Value Opportunities Fund	AIM Sector Funds (Invesco Sector Funds)

Invesco Global Growth Fund	AIM International Mutual Funds (Invesco International Mutual Funds)	Invesco Global Fund	AIM International Mutual Funds (Invesco International Mutual Funds)

Each Reorganization contemplates (a) the transfer of all or substantially all of the assets and assumption of the liabilities of the Target Fund by the corresponding Acquiring Fund in exchange for shares of a corresponding class of that Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the distribution of shares in complete liquidation of the Target Fund and cancellation of the outstanding shares of the Target Fund. The total value of the Acquiring Fund shares of each class that shareholders will receive in a Reorganization will be the same as the total value of the shares of each class of the Target Fund that shareholders held immediately prior to the Reorganization. Each Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. No sales charges or redemption fees will be imposed in connection with the Reorganizations. The reorganization of Invesco American Value Fund into Invesco Value Opportunities Fund is referred to herein as the “Value Reorganization,” and the reorganization of Invesco Global Growth Fund into Invesco Global Fund is referred to herein as the “Global Reorganization.”

The Board has approved the Agreement and has determined that each Reorganization is in the best interest of the related Target Fund and Acquiring Fund and will not dilute the interests of the existing shareholders of such Target Fund or Acquiring Fund.

This Joint Information Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate information statement/prospectus for each Target Fund.

Additional information about the Funds is available in the:

•	Prospectuses for the Target Funds and the Acquiring Funds;

•	Annual and semi-annual reports to shareholders of the Target Funds and the Acquiring Funds; and

•	Statements of Additional Information (“SAIs”) for the Target Funds and the Acquiring Funds.

These documents are on file with the Securities and Exchange Commission (the “SEC”). The current prospectuses of Invesco American Value Fund and Invesco Global Growth Fund, (as previously designated, the Target Funds), as detailed in Exhibit B, are incorporated herein by reference and are legally deemed to be part of this Joint Information Statement/Prospectus. A copy of the current prospectus of the relevant Acquiring Fund(s) of which you will receive shares accompanies this Joint Information Statement/Prospectus. The prospectuses of Invesco Value Opportunities Fund and Invesco Global Fund (as previously designated, the Acquiring Funds), as detailed in Exhibit B, are incorporated herein by reference and deemed to be part of this Joint Information Statement/Prospectus. The SAI to this Joint Information Statement/Prospectus, dated the same date as this Joint Information Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Joint Information Statement/Prospectus. The Target Fund prospectuses, the most recent annual reports to shareholders, containing audited financial statements for the most recent fiscal year, and the most recent semi-annual reports to shareholders of the Target Funds have been previously mailed to shareholders and are available on the Target Funds’ website at www.invesco.com/us.

Copies of all of these documents are available upon request without charge by visiting or writing to the Target Funds, at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, or calling 1-800-959-4246.

You also may view or obtain these documents on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”) or the Commodities Futures Trading Commission (“CFTC”) nor has the SEC or CFTC passed upon the accuracy or adequacy of this Joint Information Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Funds.

i

Exhibits
EXHIBIT A Target Funds and Corresponding Acquiring Funds	A-l
EXHIBIT B Prospectuses Incorporated by Reference into the Joint Information Statement/Prospectus	B-1

ii

iii

SYNOPSIS

This Joint Information Statement/Prospectus provides information regarding the Agreement that will have the effect of reorganizing each Target Fund with and into the corresponding Acquiring Fund, as detailed in Exhibit A to this Joint Information Statement/Prospectus and summarized below. The Agreement provides for (a) the transfer of all or substantially all of the assets (as defined in the Agreement) and assumption of the liabilities (as defined in the Agreement) of each Target Fund by the corresponding Acquiring Fund in exchange for shares of a corresponding class of that Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of each Target Fund; and (c) the distribution of shares in complete liquidation of the Target Fund and cancellation of the outstanding shares of each Target Fund (each a “Reorganization”).

SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Joint Information Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Joint Information Statement/Prospectus and the prospectus of the Acquiring Funds carefully for more complete information.

Why are Shareholders not being asked to vote on the Reorganizations?

The Investment Company Act of 1940, as amended the (“1940 Act”), and each Trust’s Amended and Restated Declaration of Trust permits reorganizations of each Target Fund to occur without seeking a shareholder vote provided that certain conditions are met, including with regard to regulation under the 1940 Act: (1) fundamental investment policies of the target fund (i.e., policies that may not be changed without a shareholder vote under Section 13 of the 1940 Act) are not materially different from those of the acquiring fund; (2) the target fund’s investment advisory agreement is not materially different from the acquiring fund’s investment advisory agreement; (3) the independent trustees of the target fund will comprise a majority of the independent directors of the acquiring fund; and (4) Rule 12b-1 distribution fees authorized to be paid by the acquiring fund are not greater than the Rule 12b-1 distribution fees authorized to be paid by the target fund. The conditions permitting the Reorganizations to occur without seeking a shareholder vote have been met by each Target Fund and its corresponding Acquiring Fund.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

Why are you sending me this Joint Information Statement/Prospectus?

You are receiving this Joint Information Statement/Prospectus because you own shares in one or more Target Funds. This Joint Information Statement/Prospectus contains information that shareholders of the Target Funds should know about the Reorganizations. This document is also a prospectus for each Acquiring Fund.

What if I do not wish to participate in a Reorganization?

If you do not wish to have your shares of your Target Fund(s) exchanged for shares of the corresponding Acquiring Fund(s) as part of the Reorganization(s), you may redeem your shares prior to the consummation of the Reorganization(s). If you redeem your shares, you will incur any applicable deferred sales charge and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Has the Funds’ Boards of Trustees approved the Reorganizations?

Yes. The Boards have carefully reviewed the proposal and unanimously approved the Agreement and each Reorganization.

What are the reasons for the proposed Reorganization?

The Reorganizations are designed to allow Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc., the Funds’ investment adviser (“Invesco Advisers” or the “Adviser”), to put forth its most compelling investment processes and strategies. Invesco continually conducts a comprehensive review of its product line to sharpen its offerings to investors, with key goals of reducing product overlap, reducing advisory fees and/or expenses and enhancing efficiency across the product line. The Reorganizations are also intended to create larger combined Funds with a more diversified shareholder base and a larger asset base against which fixed dollar costs may be allocated and potentially create economies of scale to benefit shareholders.

In considering the Reorganizations and the Agreement, the Board considered these and other factors in concluding that the Reorganizations would be in the best interests of the Funds. The Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATIONS – Board Considerations in Approving the Reorganizations” section below.

What effect will a Reorganization have on me as a shareholder?

Immediately after a Reorganization, you will hold shares of a class of an Acquiring Fund that are equal in value to the shares of the corresponding class of the corresponding Target Fund that you held immediately prior to the closing of the Reorganization. The principal differences between the Target Funds and the Acquiring Funds are described in this Joint Information Statement/Prospectus. The prospectuses of the Acquiring Funds that accompany this Joint Information Statement/Prospectus contain additional information about the corresponding Acquiring Fund that you will hold shares of following the Reorganization.

Combining the assets of each Target Fund and its corresponding Acquiring Fund will allow the fixed costs of the Funds to be spread over a larger asset base.

	Invesco American Value Fund	Invesco Value Opportunities Fund
Assets as of August 31, 2022	$1,729,694,927	$1,133,926,326

	Invesco Global Growth Fund	Invesco Global Fund
Assets as of August 31, 2022	$510,670,296	$8,756,271,938

What are the costs of the Reorganizations and who is responsible for paying the costs?

The total cost of each Reorganization is set forth in the table below. Each Target Fund will pay the Reorganization costs associated with its Reorganization. The Acquiring Funds will not pay any Reorganization costs.

Estimated Total Reorganization Costs to be Paid by the Target Fund
Invesco American Value Fund	$256,000
Invesco Global Growth Fund	$414,000

The costs of a Reorganization include legal counsel fees, independent accountant fees and expenses related to the printing and mailing of this Joint Information Statement/Prospectus but do not include any portfolio transaction costs arising from a Reorganization.

How do the Funds’ investment objectives, principal investment strategies and risks compare?

The Acquiring Fund and the Target Fund of the Value Reorganization have similar investment objectives, and the Acquiring Fund and the Target Fund of the Global Reorganization have substantially the same investment objectives, as described below. Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.

Investment Objectives

Target Funds	Acquiring Funds
Invesco American Value Fund	Invesco Value Opportunities Fund

Long-term capital appreciation	Total return through growth of capital and current income.

Invesco Global Growth Fund	Invesco Global Fund

Long-term growth of capital.	To seek capital appreciation.

The investment strategies of the Acquiring Funds are similar to the investment strategies of the corresponding Target Funds, although the Acquiring Funds may invest in different types of investments and have different investment policies and limitations than the corresponding Target Funds. As a result, risks of owning shares of the Acquiring Funds are similar to the risks of owning shares of the corresponding Target Funds. The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Investment Objectives, Principal Investment Strategies, Principal Investments and Principal Risks” compare the principal investment strategies and risks of each of the Target Funds and Acquiring Funds and highlight certain key differences.

How do the Funds’ expenses compare?

The tables below provide a summary comparison of the expenses of the Target Funds and the corresponding Acquiring Funds, as well as estimated expenses on a pro forma basis giving effect to each proposed Reorganization, but not including the costs of the Reorganizations. Pro forma management fees for the Invesco Value Opportunities Fund have been adjusted to reflect the new advisory fee rates scheduled to be effective upon the closing of the Reorganization based on pro forma combined net assets. The pro forma expense ratios show projected estimated expenses, assuming the Reorganization is completed, but actual expenses may be greater or less than those shown. For accounting and financial information purposes, each Acquiring Fund will be the accounting survivor of a Reorganization.

Expense Tables and Expense Examples

Value Reorganization

Class A Shares
	Actual		Pro forma*
	Invesco American Value Fund (Target Fund) – Class A as of 4/30/22	Invesco Value Opportunities Fund (Acquiring Fund) – Class A as of 4/30/22	Invesco Value Opportunities Fund (Acquiring Fund) – Class A after Transaction with Invesco American Value Fund (Target Fund) as of 4/30/22
Shareholder Fees (paid directly from your investment)†
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None (1)	None (1)	None (1)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.67%	0.62%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.21%	0.19%	0.19%
Total Annual Fund Operating Expenses	1.11%	1.11%	1.06%

Class C Shares
	Actual		Pro forma*
	Invesco American Value Fund (Target Fund) – Class C as of 4/30/22	Invesco Value Opportunities Fund (Acquiring Fund) – Class C as of 4/30/22	Invesco Value Opportunities Fund (Acquiring Fund) – Class C after Transaction with Invesco American Value Fund (Target Fund) as of 4/30/22
Shareholder Fees (paid directly from your investment)†
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.67%	0.62%
Distribution and/or Service (12b-1) Fees	0.98%	1.00%	0.98%
Other Expenses	0.21%	0.19%	0.19%
Total Annual Fund Operating Expenses	1.84%	1.86%	1.79%

Class R Shares
	Actual		Pro forma*
	Invesco American Value Fund (Target Fund) – Class R as of 4/30/22	Invesco Value Opportunities Fund (Acquiring Fund) – Class R as of 4/30/22	Invesco Value Opportunities Fund (Acquiring Fund) – Class R after Transaction with Invesco American Value Fund (Target Fund) as of 4/30/22
Shareholder Fees (paid directly from your investment)†
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.67%	0.62%
Distribution and/or Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	0.21%	0.19%	0.19%
Total Annual Fund Operating Expenses	1.36%	1.36%	1.31%

Class Y Shares
	Actual		Pro forma*
	Invesco American Value Fund (Target Fund) – Class Y as of 4/30/22	Invesco Value Opportunities Fund (Acquiring Fund) – Class Y as of 4/30/22	Invesco Value Opportunities Fund (Acquiring Fund) – Class Y after Transaction with Invesco American Value Fund (Target Fund) as of 4/30/22
Shareholder Fees (paid directly from your investment)†
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.67%	0.62%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.21%	0.19%	0.19%
Total Annual Fund Operating Expenses	0.86%	0.86%	0.81%

Class R5 Shares
	Actual		Pro forma*
	Invesco American Value Fund (Target Fund) – Class R5 as of 4/30/22	Invesco Value Opportunities Fund (Acquiring Fund) – Class R5 as of 4/30/22	Invesco Value Opportunities Fund (Acquiring Fund) – Class R5 after Transaction with Invesco American Value Fund (Target Fund) as of 4/30/22
Shareholder Fees (paid directly from your investment)†
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.67%	0.62%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.14%	0.14%	0.13%
Total Annual Fund Operating Expenses	0.79%	0.81%	0.75%

Class R6 Shares
	Actual		Pro forma*
	Invesco American Value Fund (Target Fund) – Class R6 as of 4/30/22	Invesco Value Opportunities Fund (Acquiring Fund) – Class R6 as of 4/30/22	Invesco Value Opportunities Fund (Acquiring Fund) – Class R6 after Transaction with Invesco American Value Fund (Target Fund) as of 4/30/22
Shareholder Fees (paid directly from your investment)†
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.67%	0.62%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.07%	0.07%	0.06%
Total Annual Fund Operating Expenses	0.72%	0.74%	0.68%

Global Reorganization

Class A Shares
	Actual		Pro forma*
	Invesco Global Growth Fund (Target Fund) – Class A as of 04/30/22	Invesco Global Fund (Acquiring Fund) – Class A as of 04/30/22	Invesco Global Fund (Acquiring Fund) – Class A after Transaction with Invesco Global Growth Fund (Target Fund) as of 04/30/22
Shareholder Fees (paid directly from your investment)†
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None (1)	None (1)	None (1)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.78%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees	0.25%	0.23%	0.23%
Other Expenses	0.20%	0.17%	0.17%
Total Annual Fund Operating Expenses	1.23%	1.03%	1.03%

Class C Shares
	Actual		Pro forma*
	Invesco Global Growth Fund (Target Fund) – Class C as of 04/30/22	Invesco Global Fund (Acquiring Fund) – Class C as of 04/30/22	Invesco Global Fund (Acquiring Fund) – Class C after Transaction with Invesco Global Growth Fund (Target Fund) as of 04/30/22
Shareholder Fees (paid directly from your investment)†
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.78%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.20%	0.17%	0.17%
Total Annual Fund Operating Expenses	1.98%	1.80%	1.80%

Class Y Shares
	Actual		Pro forma*
	Invesco Global Growth Fund (Target Fund) – Class Y as of 04/30/22	Invesco Global Fund (Acquiring Fund) – Class Y as of 04/30/22	Invesco Global Fund (Acquiring Fund) – Class Y after Transaction with Invesco Global Growth Fund (Target Fund) as of 04/30/22
Shareholder Fees (paid directly from your investment)†
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.78%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.20%	0.17%	0.17%
Total Annual Fund Operating Expenses	0.98%	0.80%	0.80%

Class R5 Shares
	Actual			Pro forma*
	Invesco Global Growth Fund (Target Fund) – Class R5 as of 04/30/22	Invesco Global Fund (Acquiring Fund) – Class R5 as of 04/30/22		Invesco Global Fund (Acquiring Fund) – Class R5 after Transaction with Invesco Global Growth Fund (Target Fund) as of 04/30/22
Shareholder Fees (paid directly from your investment)†
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.78%	0.63%		0.63%
Distribution and/or Service (12b-1) Fees	None	None		None
Other Expenses	0.16%	0.13	%(2)	0.13%
Total Annual Fund Operating Expenses	0.94%	0.76%		0.76%

Class R6 Shares
	Actual		Pro forma*
	Invesco Global Growth Fund (Target Fund) – Class R6 as of 04/30/22	Invesco Global Fund (Acquiring Fund) – Class R6 as of 04/30/22	Invesco Global Fund (Acquiring Fund) – Class R6 after Transaction with Invesco Global Growth Fund (Target Fund) as of 04/30/22
Shareholder Fees (paid directly from your investment)†
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.78%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.09%	0.06%	0.06%
Total Annual Fund Operating Expenses	0.87%	0.69%	0.69%

Footnotes to Fee Table:

†

Details regarding sales charges imposed on purchases and contingent deferred sales charges (“CDSCs”) can be found in the “Comparison of Share Classes and Distribution Arrangements” section of this Joint Information Statement/Prospectus. Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for certain CDSC exceptions described in the accompanying prospectuses.

*

There is no guarantee that actual expenses will be the same as those shown in the table. Pro forma numbers are estimated as if a Reorganization had been completed as of the dates indicated (i.e., the first day of the most recent fiscal period in the Acquiring Fund’s financials) and do not include the estimated costs of the Reorganization. The estimated Reorganization costs that Invesco American Value Fund will bear are $256,000 and the estimated Reorganization costs that Invesco Global Growth Fund will bear are $414,000. For more information on the costs of the Reorganizations to be borne by the Target Funds, see “Costs of the Reorganizations” below.

(1)	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs)” in each Fund’s prospectus for more information.
(2)	Other Expenses have been restated to reflect current fees.

Expense Examples

These Examples are intended to help you compare the costs of investing in different classes of a Target Fund and its corresponding Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the Reorganization of the corresponding Target Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Tables above.

These Examples assume that you invest $10,000 for the time periods indicated and show the expenses that you would pay if you redeem all of your shares at the end of those time periods. These Examples do not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. These Examples also assume that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

Value Reorganization

Target Fund	1 Year	3 Years	5 Years	10 Years
Class A	$657	$883	$1,128	$1,827
Class C	$287	$579	$995	$1,967
Class R	$138	$431	$745	$1,635
Class Y	$88	$274	$477	$1,061
Class R5	$81	$252	$439	$978
Class R6	$74	$230	$401	$894

Target Fund (if you did not redeem your shares)	1 Year	3 Years	5 Years	10 Years
Class A	$657	$883	$1,128	$1,827
Class C	$187	$579	$995	$1,967
Class R	$138	$431	$745	$1,635
Class Y	$88	$274	$477	$1,061
Class R5	$81	$252	$439	$978
Class R6	$74	$230	$401	$894

Acquiring Fund	1 Year	3 Years	5 Years	10 Years
Class A	$657	$883	$1,128	$1,827
Class C	$289	$585	$1,006	$1,984
Class R	$138	$431	$745	$1,635
Class Y	$88	$274	$477	$1,061
Class R5	$83	$259	$450	$1,002
Class R6	$76	$237	$411	$918

Acquiring Fund (if you did not redeem your shares)	1 Year	3 Years	5 Years	10 Years
Class A	$657	$883	$1,128	$1,827
Class C	$189	$585	$1,006	$1,984
Class R	$138	$431	$745	$1,635
Class Y	$88	$274	$477	$1,061
Class R5	$83	$259	$450	$1,002
Class R6	$76	$237	$411	$918

Pro Forma	1 Year	3 Years	5 Years	10 Years
Class A	$652	$869	$1,103	$1,773
Class C	$282	$563	$970	$1,913
Class R	$133	$415	$718	$1,579
Class Y	$83	$259	$450	$1,002
Class R5	$77	$240	$417	$930
Class R6	$69	$218	$379	$847

Pro Forma (if you did not redeem your shares)	1 Year	3 Years	5 Years	10 Years
Class A	$652	$869	$1,103	$1,773
Class C	$182	$563	$970	$1,913
Class R	$133	$415	$718	$1,579
Class Y	$83	$259	$450	$1,002
Class R5	$77	$240	$417	$930
Class R6	$69	$218	$379	$847

Global Reorganization

Target Fund	1 Year	3 Years	5 Years	10 Years
Class A	$668	$919	$1,188	$1,957
Class C	$301	$621	$1,068	$2,113
Class Y	$100	$312	$542	$1,201
Class R5	$96	$300	$520	$1,155
Class R6	$89	$278	$482	$1,073

Target Fund (if you did not redeem your shares)	1 Year	3 Years	5 Years	10 Years
Class A	$668	$919	$1,188	$1,957
Class C	$201	$621	$1,068	$2,113
Class Y	$100	$312	$542	$1,201
Class R5	$96	$300	$520	$1,155
Class R6	$89	$278	$482	$1,073

Acquiring Fund	1 Year	3 Years	5 Years	10 Years
Class A	$649	$860	$1,087	$1,740
Class C	$283	$566	$975	$1,913
Class Y	$82	$255	$444	$990
Class R5	$78	$243	$422	$942
Class R6	$70	$221	$384	$859

Acquiring Fund (if you did not redeem your shares)	1 Year	3 Years	5 Years	10 Years
Class A	$649	$860	$1,087	$1,740
Class C	$183	$566	$975	$1,913
Class Y	$82	$255	$444	$990
Class R5	$78	$243	$422	$942
Class R6	$70	$221	$384	$859

Pro Forma	1 Year	3 Years	5 Years	10 Years
Class A	$649	$860	$1,087	$1,740
Class C	$283	$566	$975	$1,913
Class Y	$82	$255	$444	$990
Class R5	$78	$243	$422	$942
Class R6	$70	$221	$384	$859

Pro Forma (if you did not redeem your shares)	1 Year	3 Years	5 Years	10 Years
Class A	$649	$860	$1,087	$1,740
Class C	$183	$566	$975	$1,913
Class Y	$82	$255	$444	$990
Class R5	$78	$243	$422	$942
Class R6	$70	$221	$384	$859

These Examples are not representations of past or future expenses. Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Examples of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds’ projected or actual performance.

For further discussion regarding the Boards’ consideration of the fees and expenses of the Funds in approving the Reorganizations, see the section entitled “THE REORGANIZATIONS – Board Considerations in Approving the Reorganizations” in this Joint Information Statement/Prospectus.

How do the Funds’ portfolio turnover rates compare?

The Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turns over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Expense Examples, affect each Fund’s performance. The portfolio turnover rate, as a percentage of the average value of its portfolio assets, for each Fund, for the fiscal year indicated, is set forth in the table below.

	Invesco American Value Fund as of 04/30/22	Invesco Value Opportunities Fund as of 04/30/22
Portfolio Turnover Rate	117%	65%
	Invesco Global Growth Fund as of 10/31/21	Invesco Global Fund as of 10/31/21
Portfolio Turnover Rate	51%	7%

How do the performance records of the Funds compare?

The performance history of each Fund for certain periods as of June 30, 2022 is shown below. The returns below may not be indicative of a Fund’s future performance. The table below compares the performance history (before taxes) of an Acquiring Fund’s oldest share class to the performance history of the comparable class of the corresponding Target Fund as of June 30, 2022. Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.

Average Annual Total Returns*
	1 Year	5 Years	10 Years
Invesco American Value Fund – Class A (inception date: 10/18/1993)
Return Before Taxes	-14.10%	3.89%	7.37%
Invesco Value Opportunities Fund – Class A (inception date: 06/25/2001)
Return Before Taxes	-10.11%	6.75%	9.03%

Average Annual Total Returns*
	1 Year	5 Years	10 Years
Invesco Global Growth Fund – Class A (inception date: 09/15/1994)
Return Before Taxes	-38.00%	-0.40%	4.93%
Invesco Global Fund – Class A (inception date: 12/22/1969)[1]
Return Before Taxes	-33.45%	4.13%	8.61%

*	The above total return figures reflect the maximum front-end sales charge (load) applicable to Class A shares for that Fund.
[1]

The returns shown for periods prior to the close of business on May 24, 2019 are those of the Class A shares of a predecessor fund that was reorganized into Class A shares of the Acquiring Fund after the close of business on May 24, 2019. The returns of the Acquiring Fund are different from the returns of the predecessor fund as they had different expenses and sales charges. Performance for the Class A shares has been restated to reflect the Acquiring Fund’s applicable sales charges.

How do the management, investment adviser and other service providers of the Funds compare?

Each Fund is overseen by the same Board and officers. In addition, Invesco Advisers, a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms (except for fees) for each Fund. For the Value Reorganization, the contractual advisory fee for the Acquiring Fund is the same or lower than the contractual advisory fee of Invesco Value Opportunities Fund at all breakpoint levels effective and contingent on the closing of the Reorganization. For the Global Reorganization, the contractual advisory fee for the Acquiring Fund is the same or lower than the contractual advisory fee of Invesco Global Fund at all breakpoint levels.

Invesco American Value Fund	Invesco Value Opportunities Fund*
• 0.72% of first $500 million • 0.715% of next $500 million • 0.585% of next $1 billion • 0.5625% of next $4 billion • 0.5425% of amount over $6 billion

•  0.695% of first $250 million

•  0.67% of next $250 million

•  0.645% of next $500 million

•  0.61% of next $1.5 billion

•  0.56% of next $3.5 billion

•  0.545% of next $4 billion

•  0.52% of amount over $10 billion

Invesco Global Growth Fund	Invesco Global Fund†

•  0.80% of first $250 million

•  0.78% of next $250 million

•  0.76% of next $500 million

•  0.74% of next $1.5 billion

•  0.72% of next $2.5 billion

•  0.70% of next $2.5 billion

•  0.68% of next $2.5 billion

•  0.66% of amount over $10 billion

•  0.80% of first $250 million

•  0.77% of next $250 million

•  0.75% of next $500 million

•  0.69% of next $1 billion

•  0.67% of next $1.5 billion

•  0.65% of next $2.5 billion

•  0.63% of next $2.5 billion

•  0.60% of next $2.5 billion

•  0.58% of next $4 billion

•  0.56% of next $8 billion

•  0.54% of amount over $23 billion

*

For the Value Reorganization, the Board approved lowering the contractual advisory fee schedule of Invesco Value Opportunities Fund so that its advisory fees are the same or lower than those of Invesco American Value Fund at all breakpoints effective and contingent on the closing of the Reorganization. These fees are reflected in the chart above. Prior to the effectiveness of the reduction of such fees, the contractual advisory fees of Invesco Value Opportunities Fund are: 0.695% of first $250 million; 0.67% of next $250 million; 0.645% of next $500 million; 0.62% of next $1.5 billion; 0.595% of next $2.5 billion; 0.57% of the next $2.5 billion; 0.545% of next $2.5 billion; and 0.52% of amount over $10 billion.

†

The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under a separate Administrative Services Agreement with Invesco Advisers. The administrative services fee currently paid by the Fund under such Administrative Services Agreement is 0.014%.

During the fiscal year ended April 30, 2022, Invesco Advisers received compensation of 0.65% of Invesco American Value Fund’s average daily net assets, after fee waivers and/or expense reimbursements. During the fiscal year ended April 30, 2022, Invesco Advisers received compensation of 0.67% of Invesco Value Opportunities Fund’s average daily net assets, after fee waivers and/or expense reimbursements. Such fee waivers and/or reimbursements are not subject to any recoupment by Invesco Advisers.

During the fiscal year ended October 31, 2021, Invesco Advisers received compensation of 0.78% of Invesco Global Growth Fund’s average daily net assets, after fee waivers and/or expense reimbursements. During the fiscal period year October 31, 2021, Invesco Advisers received compensation of 0.63% of Invesco Global Fund’s average daily net assets, after fee waivers and/or expense reimbursements. Such fee waivers and/or reimbursements are not subject to any recoupment by Invesco Advisers.

Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of July 31, 2022, Invesco Advisers had $1,449.0 billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.

The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties and obligations to one or more sub-advisers, some of whom may be wholly owned affiliates of Invesco (the “Invesco Sub-Advisers”). Pursuant to a sub-advisory agreement, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund. These sub-advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Advisers Act, are:

• Invesco Asset Management Deutschland GmbH;	• Invesco Hong Kong Limited;

• Invesco Asset Management Limited;	• Invesco Asset Management (Japan) Limited; and

• Invesco Canada Ltd.	• Invesco Senior Secured Management, Inc.

Invesco Advisers has also entered into a sub-advisory agreement with each of Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (Invesco India), each a wholly-owned subsidiary of Invesco and a registered investment adviser under the Advisers Act, to provide discretionary investment management services, investment advice, and/or order execution services to the Invesco Global Fund. Invesco Advisers has also entered into a sub-advisory agreement with another affiliate, OppenheimerFunds, Inc., also a registered investment adviser under the Advisers Act, to provide discretionary investment management services, investment advice, and/or order execution services to Invesco Global Fund.

Under each sub-advisory agreement, Invesco Advisers pays the Invesco Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Funds as compensation for the provision of investment advisory services. The fee paid to the Invesco Sub-Adviser under the sub-advisory agreement is paid by Invesco Advisers, not by the Funds.

Each Sub-Adviser is located at the address listed below.

Invesco Asset Management Deutschland GmbH

An der Welle 5

1st Floor

Frankfurt, Germany 60322

Invesco Asset Management Ltd.

Perpetual Park Drive

Henley-on-Thames

Oxfordshire RG9 1HH

United Kingdom

Invesco Asset Management (Japan) Limited

Roppongi Hills Mori Tower 14F

6-10-1 Roppongi

Minato-ku, Tokyo 106-6114

Invesco Hong Kong Limited

41/F Champion Tower

3 Garden Road, Central

Hong Kong

Invesco Senior Secured Management, Inc.

225 Liberty Street

New York, New York 10281-1008

Invesco Canada Ltd.

5140 Yonge Street Suite 800

Toronto, Ontario Canada M2N 6X7

Invesco Capital Management, LLC

3500 Lacey Road Suite 700

Downers Grove, IL 60515

Invesco Asset Management (India) Private Limited

2101-A, A Wing, 21st Floor, Marathon Futurex,

N. M. Joshi Marg, Lower Parel,

Mumbai, Maharashtra, India, 400 013

OppenheimerFunds, Inc.

225 Liberty Street

New York, New York 10281-1008

Other key service providers to the Target Funds, including the administrator, transfer agent, custodian, distributor and auditor, provide the same or substantially the same services to the Acquiring Funds.

Listed in the chart below are other key service providers to the Target Funds and Acquiring Funds, including the administrator, transfer agent, custodian, distributor and auditor. The Acquiring Funds’ prospectuses and SAIs describe the services and other arrangements with these service providers.

Service Provider	Both Target Funds and Acquiring Funds
Administrator	Invesco Advisers

Transfer Agent	Invesco Investment Services, Inc., 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173

Distributor	Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173

Custodian	State Street Bank and Trust Company 225 Franklin Street Boston, MA 02110-2801

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, Texas 77002-5021

How do the Funds’ purchase and redemption procedures and exchange policies compare?

The purchase and redemption procedures and exchange policies for each class of the Target Funds are the same as those of the corresponding class of the Acquiring Funds.

How do the Funds’ sales charges and distribution arrangements compare?

The sales charges and sales charge exemptions for each class of the Target Funds are the same as those of the corresponding class of the Acquiring Funds. Both the Target Funds and the Acquiring Funds have adopted distribution and/or service plans pursuant to Rule 12b-1 under the 1940 Act for their Class A, Class C and Class R shares, as applicable. For more information on the sales charges and distribution and shareholder servicing arrangements of the Funds, see the section entitled “Comparison of Share Classes and Distribution Arrangements.”

Will an Acquiring Fund have different portfolio managers than a corresponding Target Fund?

No. For each Reorganization, the portfolio management team of the Target Fund and the Acquiring Fund is the same. It is expected that the portfolio management team will continue to manage each Acquiring Fund following the Reorganization. The Acquiring Fund prospectuses that accompany this Joint Proxy Statement/Prospectus provide biographical information about the key individuals that comprise the portfolio management team for the Acquiring Funds.

Will there be any tax consequences resulting from the Reorganizations?

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes and delivery of a legal opinion to that effect is a condition of closing of the Reorganization, although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position. Being a tax-free reorganization means that, subject to the limited exceptions described below under the heading “Federal Income Tax Considerations”, the shareholders of a Target Fund will not recognize income, gain or loss for federal income tax purposes upon the exchange of all of their shares in the Target Fund for shares in the corresponding Acquiring Fund. Shareholders should consult their tax adviser about state and local tax consequences of a Reorganization, if any, because the information about tax consequences in this Joint Information Statement/Prospectus relates to the federal income tax consequences of the Reorganizations only.

When are the Reorganizations expected to occur?

It is anticipated that the Reorganizations will occur on or about February 10, 2023.

What will happen if a Reorganization does not occur?

If a Reorganization does not otherwise close, the Boards will consider what additional action to take. The Agreement may be terminated, and a Reorganization may be abandoned at any time by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Where can I find more information about the Funds and the Reorganizations?

Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Joint Information Statement/Prospectus contains additional information about the Reorganizations. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganizations, please call Invesco Client Services at 1-800-959-4246.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Comparison of Investment Objectives, Principal Investment Strategies, Principal Investments and Principal Risks

The following section compares the investment objectives, principal investment strategies, principal investments and principal risks of each Target Fund with the investment objectives, principal investment strategies, principal investments and principal risks of the corresponding Acquiring Fund and highlights any key differences. Following the Reorganizations, the Acquiring Fund’s risks apply to shareholders of the combined Fund. For more information see the sections titled “Principal Investment Strategies of the Fund” and “Principal Risks of Investing in the Funds” in each Fund’s prospectus and “Description of the Funds and its Investments and Risks” in the SAI. The cover page of this Joint Information Statement/Prospectus describes how you can obtain copies of these documents.

Invesco American Value Fund (“Target Fund”) into Invesco Value Opportunities Fund (“Acquiring Fund”)

Investment Objectives

The Funds’ investment objectives are similar. The Target Fund’s investment objective is long-term capital appreciation and the Acquiring Fund’s investment objective is total return through growth of capital and current income. Each Fund’s investment objective may be changed without shareholder approval, although there is no present intention to do so.

Principal Strategies and Principal Investments

Both the Target Fund and Acquiring Fund invest in equity securities. The principal type of equity security in which both Funds invest is common stock. In addition to common stock, the Acquiring Fund lists preferred stocks and convertible securities as principal investments. Both the Target Fund and Acquiring Fund can invest in derivative instruments, including futures contracts and options. Both Funds may use futures contracts, including index futures, to seek exposure to certain asset classes, as well as options to seek investment return, or to mitigate risk and hedge foreign currencies. The Target Fund also includes investments in forward foreign currency contracts to mitigate risks and hedge foreign currencies.

The Target Fund and Acquiring Fund differ in the market capitalization range of issuers in which they are required to invest per their principal strategy disclosure. The Target Fund invests at least 65% of its net assets in equity securities of mid-capitalization issuers and may also invest in larger issuers. The Acquiring Fund invests in securities of small-, mid- and large-capitalization issuers with market capitalizations equal to or greater than the unweighted median market capitalization of companies in the S&P 1500 Value Index. Although not required by its principal strategy disclosure, the Target Fund has historically invested significantly in mid-capitalizaiton issuers.

The Target Fund has a policy to invest at least 80% of its net assets in securities of U.S. issuers, while the Acquiring Fund does not have a similar stated policy. Both Funds may invest in securities of foreign issuers and depositary receipts. The Acquiring Fund may invest up to 25% of its net assets in securities of foreign issuers and depositary receipts, while the Target Fund may invest up to 20% of its net assets in such securities. The Acquiring Fund, but not the Target Fund, also discloses that it may invest in emerging market issuers as a principal strategy.

Both the Target Fund and Acquiring Fund may invest in real estate investment trusts (“REITs”), but the Target Fund may invest to a greater extent than the Acquiring Fund in such securities. The Acquiring Fund may invest up to 10% of its net assets in REITs, while the Target Fund may invest up to 20% of its net assets in REITs.

The Acquiring Fund may also invest in unseasoned issuers or in securities involving “special circumstances,” which may include, among others, initial public offerings, companies with new management, special products or techniques, limited or cyclical products lines, services, markets or resources, acquisitions, mergers, liquidations, bankruptcies or other unusual developments. The Target Fund does not have a stated policy with respect to investing in such issuers or securities. The Target Fund may also engage in active and frequent trading of portfolio securities.

Both Funds employ a value style of investing and have substantially similar securities selection processes. Both Funds examine individual company fundamentals on the basis of the same considerations and seek companies that are trading at a significant discount to their estimated intrinsic value and possess the potential for capital growth. The Acquiring Fund also discloses that it seeks to construct a diversified portfolio with greater value than the broader market, with a focus on individual issuers as opposed to macroeconomic forecasts or specific industry exposure. The Acquiring Fund’s portfolio construction process also focuses on the intrinsic value of the portfolio and does not seek to mirror the composition of any benchmark.

Principal Risks

The table below describes the principal risks that may affect each Fund’s investment portfolio.

Principal Risks Common to Both the Target Fund and Acquiring Fund	Principal Risks Disclosed By the Acquiring Fund but not the Target Fund	Principal Risks Disclosed By the Target Fund but not the Acquiring Fund

Depositary Receipts Risk

Derivatives Risk

Foreign Securities Risk

Investing in Stocks Risk

Management Risk

Market Risk

Mid-Capitalization Companies Risk

REIT Risk/Real Estate Risk

Sector Focus Risk

Value Investing Style Risk.

	Convertible Securities Risk Emerging Market Securities Risk Initial Public Offerings (IPO) Risk Preferred Securities Risk Small-Capitalization Companies Risk Unseasoned Issuer Risk.	Active Trading Risk

The following sets forth a description of the principal risks of the Acquiring Fund that are not disclosed by the Target Fund.

Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.

Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

Initial Public Offerings (IPO) Risk. The prices of IPO securities often fluctuate more than prices of securities of companies with longer trading histories and sometimes experience significant price drops shortly after their initial issuance. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.

Small-Capitalization Companies Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.

Unseasoned Issuer Risk. Investments in unseasoned companies or companies with special circumstances often involve much greater risks than are inherent in other types of investments and securities of such companies may be more likely to experience fluctuations in price. In addition, investments made in anticipation of future events may, if the events are delayed or never achieved, cause stock prices to fall.

Invesco Global Growth Fund (“Target Fund”) into Invesco Global Fund (“Acquiring Fund”)

Investment Objectives

The Funds’ investment objectives are substantially similar. The Target Fund’s investment objective is long-term growth of capital and the Acquiring Fund’s investment objective is to seek capital appreciation. Each Fund’s investment objective may be changed without shareholder approval, although there is no present intention to do so.

Principal Strategies and Principal Investments

Both the Target Fund and Acquiring Fund invest in equity securities of domestic and foreign issuers. The types of equity securities in which both Funds invest are common and preferred stock, and depositary receipts. The Target Fund’s principal strategy discloses that its equity investments may also include China A-Shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).

Both Funds will, under normal circumstances, provide exposure to investments tied to at least three different countries, including the United States. The Target Fund will invest a percentage of its net assets in investments that are economically tied to countries other than the U.S. in an amount equal to at least the lesser of (a) 40%, unless market conditions are not deemed favorable, in which case, at least 30%, or (b) the percentage of foreign issuers represented in the MSCI ACWI Index minus 10%. The Acquiring Fund’s principal strategy does not require it to allocate a minimum percentage investment in any particular countries, but the Acquiring Fund also has historically invested a substantial portion of its assets in investments tied to countries other than the United States.

Both Funds may invest in securities of issuers located in emerging market countries. The Target Fund may invest up to 20% of its net assets in such issuers, while the Acquiring Fund may so invest without limit; however, the Acquiring Fund discloses an emphasis on developed markets, such as the United States, Western European countries and Japan. Both Funds invest primarily in large- and mid-capitalization companies, but the Acquiring Fund may invest in companies of any capitalization size including small-capitalization companies.

Both Funds may invest in derivative instruments for hedging or investment purposes.

Both Funds employ a growth style of investing and have similar securities selection processes. Both Funds emphasize fundamental analysis and utilize a bottom-up approach to identify quality growth companies that exhibit similar economic characteristics. In managing the Acquiring Fund, the portfolio manager incorporates a thematic approach to the Fund’s investment process, and seeks to identify companies within large scale structural themes that he believes will drive global growth. In addition, in managing the Acquiring Fund, the portfolio manager employs a contrarian buy discipline of buying high quality companies that fit the investment criteria when valuations underestimate long-term earnings potential.

Principal Risks

The table below describes the principal risks that may affect each Fund’s investment portfolio.

Principal Risks Common to Both the Target Fund and Acquiring Fund	Principal Risks Disclosed By the Acquiring Fund but not the Target Fund	Principal Risks Disclosed By the Target Fund but not the Acquiring Fund

Depositary Receipts Risk

Derivatives Risk

Emerging Market Securities Risk

European Investment Risk

Foreign Securities Risk

Geographic Focus Risk

Growth Investing Risk

Investing in Stocks Risk

Issuer Focus Risk

Management Risk

Market Risk

Mid-Capitalization Companies Risk

Preferred Securities Risk

Sector Focus Risk.

	Japan Investment Risk Small-Capitalization Companies Risk	None

The following sets forth a description of the principal risks of the Acquiring Fund that are not disclosed by the Target Fund.

Japan Investment Risk. The Fund may invest a significant portion of its total assets in securities of issuers from Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. The Japanese economy has experienced the effects of the global economic slowdown similar to the United States and Europe, and downturns in the economies of Japan’s key trading partners, such as the United States, China and/or countries in Southeast Asia, could also have a negative impact on the Japanese economy as a whole. The Japanese economy also faces several other concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a continued slowdown of the Japanese economy.

Small-Capitalization Companies Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.

Comparison of Fundamental and Non-Fundamental Investment Restrictions

Each Fund has adopted fundamental investment restrictions concerning, among other things, diversification, issuing senior securities, concentration in particular industries, borrowing and loaning money, underwriting securities of other issuers and investing in real estate and commodities. The Funds’ fundamental investment restrictions are substantially identical or will be substantially identical prior to the closing of the Reorganization. In addition, the Target Funds’ non-fundamental investment restrictions regarding diversification, borrowing, issuing senior securities, making loans, industry concentration, and investing in the securities of a single open-end management investment company with the same fundamental investment objective, policies, and restrictions as the Acquiring Funds are identical.

With respect to Invesco American Value Fund, the Fund has a non-fundamental policy to invest at least 80% of its net assets in securities of U.S. issuers, while the Acquiring Fund does not have such a policy but invests primarily in securities of U.S. issuers.

For purposes of the 80% policy stated above, “assets” means net assets, plus the amount of any borrowings for investment purposes. Derivatives and other instruments that have economic characteristics similar to the securities in a Fund’s 80% policy described above for a Fund may be counted toward that Fund’s 80% policy.

Fundamental investment restrictions of a Fund cannot be changed without shareholder approval. Non-fundamental investment restrictions of a Fund can be changed by a Fund’s Board.

The Target Funds and the Acquiring Funds may be subject to other investment restrictions that are not identified above. A full description of each Target Fund’s and the corresponding Acquiring Fund’s investment policies and restrictions may be found in its respective SAI.

Comparison of Share Classes and Distribution Arrangements

Shares of each class of a Target Fund will be exchanged for shares of a specific class of the corresponding Acquiring Fund. The following sub-sections identify the Acquiring Fund share class that corresponds with each Target Fund share class as well as the different distribution arrangements among the various share classes.

Distribution Arrangements. Invesco Distributors, Inc. (“IDI”), a wholly-owned subsidiary of Invesco, is the principal underwriter for the Funds pursuant to written agreements (“Distribution Agreements”). The Distribution Agreements provide that IDI has the exclusive right to distribute shares of the Funds on a continuous basis directly and through authorized financial intermediaries.

Class Structure. The Funds each offer multiple share classes. Each such class offers a distinct structure of sales charges, distribution and/or service fees and reductions and waivers thereto, which are designed to address a variety of shareholder servicing needs. In addition, some share classes have certain eligibility requirements that must be met to invest in that class of shares. The eligibility requirements are the same for each Fund and are described in each Fund’s prospectus.

The share classes offered by each Target Fund and the corresponding share classes of the Acquiring Fund that Target Fund shareholders will receive in connection with a Reorganization are set forth in the chart below.

Target Fund Share Classes	Acquiring Fund Share Classes
Invesco American Value Fund	Invesco Value Opportunities Fund
Class A Class C Class R Class Y Class R5 Class R6	Class A Class C Class R Class Y Class R5 Class R6

Invesco Global Growth Fund	Invesco Global Fund*
Class A Class C Class Y Class R5 Class R6	Class A Class C Class Y Class R5 Class R6

*	Invesco Global Fund also offers Class R shares which are not part of this Reorganization.

Sales Charges. The sales charge schedule (if any) of the share classes of the Target Funds are identical to the sales charge schedule (if any) of the corresponding share classes of the Acquiring Funds. Class A shares are sold with an initial sales charge that ranges from 5.50% to zero depending on the amount of your investment. Class C shares are sold with a CDSC that may be imposed when the shares are sold within 12 months after the date of purchase. Class A shares may also be subject to a CDSC on purchases of $1 million or more if redeemed prior to 18 months after the date of purchase. Each Fund offers reductions and waivers of the initial sales charge and CDSC to certain eligible investors or under certain circumstances, which are substantially the same between the Funds. Class R, Class Y, Class R5 and Class R6 shares are sold without any initial sales charge or CDSC. Each share class except Class Y, Class R5 and Class R6 imposes an asset based sales charge or service fee under one or more plans adopted by the Board, which are described in the following section. The Funds’ prospectuses describe the sales charge schedules and applicable waivers and exemptions of each such share class.

You will not pay an initial sales charge on Acquiring Fund Class A shares that you receive in connection with a Reorganization. In addition, the exchange of Class A shares or Class C shares of the Target Funds for corresponding classes of the Acquiring Funds at the consummation of a Reorganization will not result in the imposition of any CDSC that applies to those share classes. Upon consummation of a Reorganization, former Target Fund shareholders of Class A or Class C shares will be credited for the period of time from their original date of purchase of the Target Fund Class A or Class C shares for purposes of determining the amount of any CDSC that may be due upon subsequent redemption, if any. The Acquiring Fund initial sales charges for Class A shares and CDSC that apply to Class A shares and Class C shares will apply to any Class A or Class C shares of the Acquiring Funds purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge or CDSC.

Distribution Fees. The Funds have adopted distribution plans and service plans (together, the “Distribution Plans”) pursuant to Rule 12b-1 under the 1940 Act, with respect to each of their Class A, Class C and Class R shares, as applicable. Class Y, Class R5 and Class R6 shares of the Funds are not subject to the Distribution Plans.

Pursuant to the Distribution Plans, each Fund compensates and/or reimburses IDI, in connection with the distribution of Fund shares and providing shareholder services in the amounts shown below of the Fund’s average daily net assets attributable to Class A, Class C and Class R. For classes of the Funds indicated below that have Reimbursement Plans, notwithstanding the foregoing limits, IDI may be reimbursed from a Fund only up to the amount it has spent on activities or expenses primarily intended to result in the sale of shares and/or the servicing of shareholders. This limitation may result in a share class of a Fund paying less than the maximum amounts noted above in a particular year. For the classes of the Funds indicated below that have Compensation Plans, regardless of the amount IDI has spent on activities or expenses intended to result in the sale of shares or the servicing of shareholders, the underwriter is compensated at a fixed rate.

Target Fund	12b-1 Fee	12b-1 Plan Type	Acquiring Fund	12b-1 Fee	12b-1 Plan Type
Invesco American Value Fund			Invesco Value Opportunities Fund
CLASS A	0.25%	Reimbursement	CLASS A	0.25%	Reimbursement
CLASS C	1.00%	Reimbursement	CLASS C	1.00%	Reimbursement
CLASS R	0.50%	Reimbursement	CLASS R	0.50%	Reimbursement*
Invesco Global Growth Fund			Invesco Global Fund
CLASS A	0.25%	Compensation	CLASS A	0.25%	Reimbursement
CLASS C	1.00%	Compensation	CLASS C	1.00%	Compensation

*

The Board approved a Reimbursement Plan for the Acquiring Fund that will replace the Acquiring Fund’s Compensation Plan that will take effect immediately prior to and contingent on the closing of the Reorganization.

The fee tables under the “SUMMARY OF KEY INFORMATION – How do the Funds’ expenses compare” section of this Joint Information Statement/Prospectus describes the fees paid under each Fund’s Distribution Plan for a recent period as well as an estimate of the fees to be paid under the Acquiring Funds’ Distribution Plans following the Reorganizations.

Payments to Financial Intermediaries.

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, IDI or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Comparison of Purchase and Redemption Procedures

The purchase procedures employed by each Target Fund and its corresponding Acquiring Fund are substantially the same. Each Fund offers shares through its distributor on a continuous basis. Shares of the Funds may be purchased directly through the transfer agent and through other authorized financial intermediaries.

Investors may purchase both initial and additional shares by mail, wire, telephone or the internet. The Acquiring Fund prospectus(es) enclosed with this Joint Information Statement/Prospectus describe(s) in detail how shareholders can purchase Acquiring Fund shares. For asset or fee-based accounts managed by an investor’s financial adviser, Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs (as defined in a Fund’s prospectus), there is no minimum investment required to purchase Class A, Class C or Class Y shares. For all other accounts, Class A, Class C, Class Y shares of the Funds each require a minimum investment of $1,000 ($250 for IRA, Roth IRA and Coverdell Education Savings Accounts), or $50 ($25 for IRA, Roth IRA and Coverdell Education Savings Accounts) if the account participates through a systematic investment program. There is no minimum investment required to purchase Class R shares. Class R5 and Class R6 shares of the Funds each require a minimum initial investment that ranges from $0 to $1 million, depending on the type of account making the investment. Each Acquiring Fund’s prospectus describes the types of accounts to which the minimum initial investment applies. Certain exemptions apply as set forth in the Funds’ prospectuses. The foregoing investment minimums will not apply to shares received in connection with a Reorganization. However, investors may be charged a small-account fee if account balances remain below the required investment minimum for certain periods. See the Funds’ prospectuses for details.

Redemption Fees. The Funds do not charge redemptions fees, however, they charge CDSCs for certain share classes under certain circumstances as described above.

Comparison of Distribution Policies

The Funds declare and pay dividends of net investment income, if any, annually. The Funds declare and pay capital gains, if any, at least annually but may also declare and pay capital gains distributions more than once per year as permitted by law. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash.

Comparison of Forms of Organization and Securities to be Issued

Each Target Fund and Acquiring Fund is a series of the corresponding Target Trust or Acquiring Trust (together, the “Trusts”), each of which is a Delaware statutory trust. In addition, the Trusts governing instruments, including an agreement and declaration of trust, as amended, and bylaws, as amended are substantially the same. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Funds and the Acquiring Funds. Each share of an Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.

At the Closing (defined below), Acquiring Fund shares will be credited to Target Fund shareholders only on a book-entry basis. The Acquiring Funds will not issue certificates representing shares in connection with the exchange of Target Fund shares, irrespective of whether Target Fund shareholders hold their shares in certificated form. At the Closing, all outstanding certificates representing shares of a Target Fund will be cancelled.

Where to Find More Information

For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund and distribution arrangements of a Fund.

THE REORGANIZATIONS

Summary of Agreement and Plan of Reorganization

The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below. A copy of the Agreement is attached as Exhibit E to this Information Statement/Prospectus.

With respect to each Reorganization, if all closing conditions are satisfied or waived the assets of each Target Fund will be delivered to the corresponding Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with the Acquiring Fund immediately after a Reorganization will be the same as the value of your account with the Target Fund immediately prior to the Reorganization.

The class or classes of Acquiring Fund shares that Target Fund shareholders will receive in connection with a Reorganization will depend on the class or classes of Target Fund shares that Target Fund shareholders hold immediately prior to the Reorganization, as described above under “Comparison of Share Classes and Distribution Arrangements.”

Each Target Fund and Acquiring Fund will be required to make representations and warranties in the Agreement that are customary in matters such as the Reorganizations.

If all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur on or about February 10, 2023 (the “Closing Date”), as of the later of 7:01 p.m. Eastern time or the finalization of a Target Fund’s NAV, unless otherwise agreed by the parties (the “Effective Time”).

The consummation of a Reorganization is not conditioned upon the consummation of any other Reorganization. As a result, the Reorganizations may close at different times. In addition, the parties may choose to delay the consummation of a Reorganization so that the Reorganizations are consummated at the same time. As soon as reasonably practicable after the Closing, the outstanding shares of each Target Fund will be terminated in accordance with its governing documents and applicable law.

If a Reorganization does not otherwise close, the Boards will consider what additional action to take. The Agreement may be terminated, and a Reorganization may be abandoned at any time by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Board Considerations in Approving the Reorganizations

In considering the proposed Reorganizations, the Board requested and received from Invesco Advisers, written materials containing relevant information about the Funds and the proposed Reorganizations, including, among other information, fee and expense information on an actual and pro forma estimated basis, as well as comparative portfolio composition and performance data.

At a Board meeting held on September 19-20, 2022, the Board considered the potential benefits and costs of the Reorganizations to the Target Funds, the Acquiring Funds and their respective shareholders, and that each Target Fund would bear all its respective Reorganization costs. The Board reviewed detailed comparative information on the following topics with respect to each Target Fund and Acquiring Fund: (1) investment objectives, strategies, policies, restrictions and principal risks; (2) portfolio management; (3) portfolio composition and estimated transaction costs; (4) absolute and relative investment performance; (5) current and expected expense ratios and expense structures, including contractual investment advisory fees and expense caps; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) relative asset size and net purchase (redemption) trends. The Board considered this information for each proposed Reorganization and each Target Fund and Acquiring Fund. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

The Board also considered the benefits to each Target Fund of: (1) combining with a similar fund to create a larger fund with a more diversified shareholder base, as well as a larger asset base against which fixed dollar costs may be allocated; and (2) the expected tax-free nature of the Reorganization for the Target Fund and its shareholders for federal income tax purposes. The Board also considered Invesco’s overall goals of the Reorganizations to reduce product overlap, reduce advisory fees and/or expenses and to create larger combined Funds with a more diversified shareholder base and a larger asset base against which fixed dollar costs may be allocated and potentially create economies of scale to benefit shareholders.

Value Reorganization

With respect to the proposed Reorganization of Invesco American Value Fund into Invesco Value Opportunities Fund, the Board further considered that: (i) the investment objectives, principal investment strategies and related risks of the Target Fund and the Acquiring Fund are similar; (ii) Target Fund shareholders would become shareholders of a Fund with the same effective advisory fee at combined current asset levels and the same or lower contractual advisory fee at all asset levels, after giving effect to advisory fee rate reductions, and an estimated lower overall total expense ratio on a pro forma basis; and (iii) the Target Fund and the Acquiring Fund are managed by the same portfolio management team.

Global Reorganization

With respect to the proposed Reorganization of Invesco Global Growth Fund into Invesco Global Fund, the Board further considered that: (i) the investment objectives, principal investment strategies and related risks of the Target Fund and the Acquiring Fund are similar; (ii) Target Fund shareholders would become shareholders of a larger Fund with a lower effective advisory fee at combined current asset levels and the same or lower contractual advisory fee at all asset levels, and an estimated lower overall total expense ratio on a pro forma basis; and (iii) the Target Fund and the Acquiring Fund are managed by the same portfolio management team.

Based upon the information received by the Board of each Fund, including the information and considerations described above, each Board concluded that participation in each Reorganization is in the best interests of the applicable Target Fund and corresponding Acquiring Fund, and that the Reorganization would not result in dilution of the interests of the existing shareholders of the applicable Target Fund or the corresponding Acquiring Fund. Consequently, the Board approved the Agreement and Plan of Reorganization.

Federal Income Tax Considerations

The following is a general summary of the material U.S. federal income tax consequences of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (IRA) or qualified retirement plan.

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code. The principal federal income tax consequences that are expected to result from each Reorganization are as follows:

•	no gain or loss will be recognized by a Target Fund or the shareholders of a Target Fund as a direct result of a Reorganization;

•	no gain or loss will be recognized by an Acquiring Fund as a direct result of a Reorganization;

•	the basis of the assets of a Target Fund received by its corresponding Acquiring Fund will be the same as the basis of these assets in the hands of the Target Fund immediately before a Reorganization;

•	the holding period of the assets of a Target Fund received by its corresponding Acquiring Fund will include the period during which such assets were held by the Target Fund;

•

the aggregate tax basis of the shares of an Acquiring Fund to be received by a shareholder of its corresponding Target Fund as part of a Reorganization will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•

the holding period of the shares of an Acquiring Fund received by a shareholder of its corresponding Target Fund as part of a Reorganization will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the closing).

The Funds have not requested, nor will they request, an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganizations. As a condition to closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the Target Funds and Acquiring Funds as to the foregoing federal income tax consequences of the Reorganizations, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of the Funds upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. Notwithstanding the foregoing, no opinion will be expressed as to the effect of a Reorganization on a Target Fund, Acquiring Fund, or any Target Fund shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark-to-market system of accounting. A copy of the opinion will be filed with the SEC and will be available for public inspection after the Closing Date of the Reorganizations. See “INFORMATION ABOUT THE FUNDS.”

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the Target Fund would recognize gain or loss on the transfer of its assets to its corresponding Acquiring Fund, and each shareholder of such Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of its corresponding Acquiring Fund it received.

Final Dividend or Other Distributions. Prior to the closing of a Reorganization, a Target Fund will be required to distribute substantially all previously undistributed investment company taxable income (that is, generally, net investment income plus net short-term capital gains) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses), if any, generated through the Closing Date.

General Limitation on Capital Losses. Assuming each Reorganization qualifies as a tax-free reorganization, as expected, each Acquiring Fund will succeed to the capital loss carryovers, if any, of its corresponding Target Fund upon the closing of the Reorganization for federal income tax purposes. Capital losses of a Fund may be carried forward indefinitely to offset future capital gains. The capital loss carryovers of a Target Fund and its corresponding Acquiring Fund will be available to offset future gains recognized by the combined Acquiring Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to a combined Acquiring Fund and its shareholders post-closing. First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in a Reorganization on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Closing Date that is recognized in a taxable year). Second, if a Fund has net unrealized built-in gains at the time of a Reorganization that are realized by the combined Acquiring Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of a Target Fund that may be used by its corresponding Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Target Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year. The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use of a Target Fund’s aggregate capital loss carryovers following the Reorganizations are as follows:

	Invesco American Value Fund As of April 30, 2022	Invesco Value Opportunities Fund As of April 30, 2022
Aggregate Capital Loss Carryovers	$(105,680,818)	$0
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$72,748,779	$137,471,458
Net Assets	$1,803,071,814	$1,130,661,703
Approximate Annual Limitation for Capital Losses*	$(11,935,133)	N/A

	Invesco Global Growth Fund As of October 31, 2021	Invesco Global Fund As of October 31, 2021
Aggregate Capital Loss Carryovers	$0	$0
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$285,653,528	$9,587,836,886
Net Assets	$826,048,934	$13,912,232,964
Approximate Annual Limitation for Capital Losses*	N/A	N/A

*

Based on the long-term tax-exempt rate for ownership changes during April 2020 of 1.63%. The actual limitation will equal the aggregate NAV of the smaller of the two funds on the closing date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation is increased by the amount of any built-in gain of such fund, i.e., unrealized appreciation in value of investments of the fund on the closing date that is recognized in a taxable year.

Appreciation in Value of Investments. Shareholders of a Target Fund will receive a proportionate share of any taxable income and gains realized by its corresponding Acquiring Fund and not distributed to its shareholders prior to a Reorganization when such income and gains are eventually distributed by the combined Fund. As a result, shareholders of a Target Fund may receive a greater amount of taxable distributions than they would have if a Reorganization had not occurred. In addition, if an Acquiring Fund, following a Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the corresponding Target Fund, shareholders of the Target Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have had if the Reorganization had not occurred.

Please see the chart below for the unrealized appreciation or deprecation in value of investments as a percentage of NAV for each Reorganization. Shareholders of a Target Fund may:

•

receive a greater amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized appreciation as a percentage of net asset value is greater than the Target Fund’s;

•

receive a lesser amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized appreciation as a percentage of net asset value is lesser than the Target Fund’s;

•

receive a greater amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized depreciation as a percentage of net asset value is lesser than the Target Fund’s; or

•

receive a lesser amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized depreciation as a percentage of net asset value is greater than the Target Fund’s.

Target Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Acquiring Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Approximate Unrealized Appreciation or (Depreciation) as a % of NAV on a combined basis
Invesco American Value Fund	4.67% as of 4/30/22	Invesco Value Opportunities Fund	12.27% as of 4/30/22	16.94%
Invesco Global Growth Fund	(28.07)% as of 4/30/22	Invesco Global Fund	54.84% as of 4/30/22	26.77%

You should consult your tax adviser regarding the effect, if any, of a Reorganization in light of your particular circumstances, as well as the state and local tax consequences, if any, of a Reorganization because this discussion only relates to the federal income tax consequences.

Costs of the Reorganizations

The total cost of each Reorganization is set forth in the table below. Each Target Fund will pay the Reorganization costs associated with its Reorganization. The Acquiring Funds will not pay any Reorganization costs.

Estimated Total Reorganization Costs to be Paid by the Target Fund
Invesco American Value Fund	$256,000
Invesco Global Growth Fund	$414,000

The costs of a Reorganization include legal counsel fees, independent accountant fees and expenses related to the printing and mailing of this Joint Information Statement/Prospectus but do not include any portfolio transaction costs arising from a Reorganization.

Share Ownership by Large Shareholders, Management and Trustees

A list of the name, address and percent ownership of each person who, as of [        ], 2022, to the knowledge of each Target Fund and Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Target Fund or Acquiring Fund, respectively, can be found at Exhibits C and D.

Information regarding the ownership of shares of the Target Funds and Acquiring Funds by the Trustees and executive officers of the Trusts can also be found at Exhibits C and D.

OTHER MATTERS

Capitalization

The following tables, which are unaudited, set forth for each Reorganization, the total net assets, number of shares outstanding and net asset value per share of each class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the corresponding Target Fund. The pro forma capitalization column in the table assumes that all of the Reorganizations have taken place. The capitalizations of the Target Funds, Acquiring Funds and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption and market activity.

As of August 31, 2022	Invesco American Value Fund	Invesco Value Opportunities Fund	Pro Forma Adjustments[2]		Invesco Value Opportunities Fund (pro forma)
Net assets (all classes)[1]	$1,729,694,927	$1,133,926,326	$(256,000)		$2,863,365,253

Class A net assets	$1,418,659,810	$724,402,742	$(209,966)		$2,142,852,586
Class A shares outstanding	39,756,860	44,730,758	47,847,512	[3]	132,335,130
Class A net asset value per share	$35.68	$16.19			$16.19

Class C net assets	$48,241,759	$16,753,975	$(7,140)		$64,988,594
Class C shares outstanding	1,806,932	1,131,541	1,450,189	[3]	4,388,662
Class C net asset value per share	$26.70	$14.81			$14.81

Class R net assets	$57,826,576	$13,236,136	$(8,559)		$71,054,153
Class R shares outstanding	1,639,282	830,442	1,988,404	[3]	4,458,128
Class R net asset value per share	$35.28	$15.94			$15.94

Class Y net assets	$137,115,522	$124,160,029	$(20,294)		$261,255,257
Class Y shares outstanding	3,798,845	7,631,695	4,626,479	[3]	16,057,019
Class Y net asset value per share	$36.09	$16.27			$16.27

Class R5 net assets	$9,869,733	$286,640	$(1,461)		$10,154,912
Class R5 shares outstanding	273,137	17,454	327,775	[3]	618,366
Class R5 net asset value per share	$36.13	$16.42			$16.42

Class R6 net assets	$57,981,527	$255,086,804	$(8,581)		$313,059,750
Class R6 shares outstanding	1,604,131	15,513,376	1,922,679	[3]	19,040,186
Class R6 net asset value per share	$36.15	$16.44			$16.44

[1]	The Target fund and the Acquiring Fund currently have Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares outstanding.
[2]

The Target Fund is expected to incur $256,000 in Reorganization costs and will bear 100% of those costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, Net Assets have been adjusted for the Target Fund’s expenses to be incurred in connection with the Reorganization. The Reorganization costs have been allocated among all classes based on relative net assets.

[3]

Shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s Net Asset Value Per Share assuming the reorganization would have taken place on August 31, 2022.

As of August 31, 2022	Invesco Global Growth Fund	Invesco Global Fund	Pro Forma Adjustments[2]	Invesco Global Fund (pro forma)
Net assets (all classes)[1]	$510,670,296	$8,756,271,938	$(414,000)	$9,266,528,234

Class A net assets	$479,520,099	$5,084,985,738	$(388,747)	$5,564,117,090
Class A shares outstanding	21,958,126	58,209,948	(16,473,045)[3]	63,695,030
Class A net asset value per share	$21.84	$87.36		$87.36

Class C net assets	$8,166,189	$140,004,605	$(6,620)	$148,164,174
Class C shares outstanding	436,111	1,844,983	(328,550)[3]	1,952,544
Class C net asset value per share	$18.73	$75.88		$75.88

Class Y net assets	$18,878,333	$1,660,184,398	$(15,305)	$1,679,047,426
Class Y shares outstanding	856,854	18,826,033	(642,984)[3]	19,039,903
Class Y net asset value per share	$22.03	$88.19		$88.19

Class R5 net assets	$468,268	$1,146,060	$(380)	$1,613,948
Class R5 shares outstanding	21,491	12,950	(16,204)[3]	18,237
Class R5 net asset value per share	$21.79	$88.50		$88.50

Class R6 net assets	$3,637,407	$1,711,974,509	$(2,949)	$1,715,608,967
Class R6 shares outstanding	166,947	19,311,936	(125,945)[3]	19,352,938
Class R6 net asset value per share	$21.79	$88.65		$88.65

[1]

The Target Fund currently has Class A, Class C, Class Y, Class R5 and Class R6 shares outstanding. The Acquiring Fund currently has Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares outstanding.

[2]

The Target Fund is expected to incur $414,000 in Reorganization costs and will bear 100% of those costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, Net Assets have been adjusted for the Target Fund’s expenses to be incurred in connection with the Reorganization. The Reorganization costs have been allocated among all classes based on relative net assets.

[3]

Shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s Net Asset Value Per Share assuming the reorganization would have taken place on August 31, 2022.

WHERE TO FIND ADDITIONAL INFORMATION

This Joint Information Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each Fund’s registration statement, which contains the Fund’s prospectuses and related SAIs, is shown in Exhibit A.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Joint Information Statement/Prospectus is a part) may be viewed on the EDGAR database on the SEC’s Internet site at http://www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EXHIBIT A

TARGET FUNDS AND CORRESPONDING ACQUIRING FUNDS

Target Fund Registrant	SEC File Numbers	Acquiring Fund Registrant	SEC File Numbers

Invesco American Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)	002-85905 811-03826	Invesco Value Opportunities Fund, a series of AIM Sector Funds (Invesco Sector Funds)	002-85905 811-03826
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class R5		Class R5
Class R6		Class R6

Invesco Global Growth Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	033-44611 811-06463	Invesco Global Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	033-44611 811-06463
Class A		Class A
Class C		Class C
Class R
Class Y		Class Y
Class R5		Class R5
Class R6		Class R6

A-1

EXHIBIT B

PROSPECTUSES INCORPORATED BY REFERENCE INTO THE JOINT INFORMATION

STATEMENT/PROSPECTUS

TARGET FUNDS

1.	Prospectus dated August 26, 2022 for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco American Value Fund (filed via EDGAR on August 25, 2022, Accession No. 0001104659-22-094275).

2.

Prospectus dated February 28, 2022 for AIM International Mutual Funds (Invesco International Mutual Funds), with respect to Invesco Global Growth Fund (filed via EDGAR on February 25, 2022, Accession No. 0001193125-22-054471).

3.

Supplement dated April  20, 2022 to the Prospectus for AIM International Mutual Funds (Invesco International Mutual Funds), with respect to Invesco Global Growth Fund (filed EDGAR on April 20, 2022, SEC Accession No. 0001193125-22-111252).

4.

Supplement dated July  19, 2022 to the Prospectus for AIM International Mutual Funds (Invesco International Mutual Funds), with respect to Invesco Global Growth Fund (filed EDGAR on July 19, 2022, SEC Accession No. 0001193125-22-197014).

ACQUIRING FUNDS

1.	Prospectus dated August 26, 2022 for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Value Opportunities Fund (filed via EDGAR on August 25, 2022, Accession No. 0001104659-22-094275).

2.

Prospectus dated February 28, 2022 for AIM International Mutual Funds (Invesco International Mutual Funds), with respect to Invesco Global Fund (filed via EDGAR on February 25, 2022, Accession No. 0001193125-22-054471).).

3.

Supplement dated April  20, 2022 to the Prospectus for AIM International Mutual Funds (Invesco International Mutual Funds), with respect to Invesco Global Fund (filed EDGAR on April 20, 2022, SEC Accession No. 0001193125-22-111252).

4.

Supplement dated June 16, 2022 to the Prospectus for AIM International Mutual Funds (Invesco International Mutual Funds), with respect to Invesco Global Fund (filed EDGAR on April 20, 2022, SEC Accession No. 0001104659-22-071539).

5.

Supplement dated July  19, 2022 to the Prospectus for AIM International Mutual Funds (Invesco International Mutual Funds), with respect to Invesco Global Fund (filed EDGAR on July 19, 2022, SEC Accession No. 0001193125-22-197014).

B-1

EXHIBIT C

Ownership of the Target Funds

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of [______], 2022 to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of each Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Target Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders. The percentage of an Acquiring Fund that would be owned by the below named shareholders upon consummation of a Reorganization is expected to decline.

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*

*	The Target Trusts have no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

[As of [_____], 2022, to the knowledge of each Target Fund’s management, the trustees and officers of the Target Funds owned, as a group, less than 1% of the outstanding shares of all classes of the other Target Funds.]

C-1

EXHIBIT D

Ownership of the Acquiring Funds

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of [______], 2022 to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Acquiring Funds. A shareholder who owns beneficially 25% or more of the outstanding securities of an Acquiring Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders. The percentage of an Acquiring Fund that would be owned by the below named shareholders upon consummation of a Reorganization is expected to decline.

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*

*	The Acquiring Trusts have no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of each Acquiring Fund, the ownership of shares of an Acquiring Fund by executive officers and Trustees of the Acquiring Fund beneficially owned as a group constituted less than 1% of each outstanding class of shares of the Acquiring Fund as of [______], 2022.

D-1

EXHIBIT E

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this [__] day of [_________], 202[_] by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).

WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets and Liabilities (as each such term is defined in Section 1.2) of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);

WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (as defined in Section 3.1), and based on the representations and warranties each party provides to the other, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement on the Closing Date as defined in Section 3.1 (collectively, “Assets”), but excluding any assets set forth in Schedule 1.2(b) (collectively, “Excluded Assets”). For the avoidance of doubt, any Excluded Assets shall remain the property of the Target Fund and the Acquiring Fund shall have no rights thereunder.

(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1(a)) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law. Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund’s shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Closing Date in accordance with the Valuation Time in Section 2.1(a). At the Closing, any outstanding certificates representing shares of a Target Fund will be cancelled. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund Shareholders hold their Target Fund shares in certificated form.

(e) Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

(f) Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.

(g) Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

2.	VALUATION

2.1. With respect to each Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date using the valuation methodologies set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s board of trustees (“Valuation Time”). On the Closing Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 pm (Eastern time) on the Closing Date, or as soon as practicable thereafter.

(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of such class of the Acquiring Fund as of the close of business on the Closing Date.

(c) The number of shares of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) issued in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund. All Acquiring Fund shares delivered to a Target Fund will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

(d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.

3.	CLOSING AND CLOSING DATE

3.1. Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 pm Eastern time or the finalization of the applicable Target Fund’s and Acquiring Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.

3.2. With respect to each Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred, presented and delivered by the Target Fund as of the Closing Time or as soon as practicable thereafter to the Acquiring Fund by directing that the Target Fund’s custodian (the “Custodian”) transfer and deliver them from the account of the Target Fund (the “Target Account”) to an account of the Acquiring Fund at the Custodian (the “Acquiring Account”) duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Custodian to transfer and deliver to the Acquiring Account as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by the Target Fund shall be transferred from the Target Account to the Acquiring Account by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its Custodian, such as brokers’ confirmation slips.

(b) The Target Entity shall direct the Custodian for the Target Fund to deliver, at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made. At the Closing, or as soon as practicable thereafter, the Acquiring Entity will cause the Custodian to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other Assets as of the final settlement date for such transfers.

(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall instruct its transfer agent (the “Target Transfer Agent”) to provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d) The Target Entity shall direct the Target Transfer Agent to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4.	REPRESENTATIONS AND WARRANTIES

4.1. With respect to each Reorganization, the applicable Target Entity, on behalf of the Target Fund, represents and warrants to the corresponding Acquiring Entity and Acquiring Fund as follows:

(a) The Target Entity is a statutory trust organized under the laws of the State of Delaware, validly existing and in good standing and with power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder, and the Target Fund is a duly established and designated separate series of the Target Entity;

(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement;

(d) Except as disclosed to the Acquiring Entity, the current prospectus and statement of additional information and current shareholder reports of the Target Fund, and, to the knowledge of the Target Fund, each prospectus and statement of additional information and shareholder reports of the Target Fund (including its predecessor fund, if any) used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;

(f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, (i) the Target Fund will as of the Closing Time have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, not disclosed and reflected in the value thereof, and (ii) upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to only those restrictions on the full transfer thereof when held by the Acquiring Fund as when they were held by the Target Fund (including, without limitation, such restrictions as might arise under the 1933 Act), free of adverse claims not otherwise disclosed and reflected in the value thereof (including, without limitation, assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets);

(g) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;

(h) Except as set forth on Schedule 4.1(h), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund or Target Entity, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement;

(i) The financial statements of the Target Fund (including its predecessor fund, if any) for the Target Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. To the knowledge of the Target Fund (including its predecessor fund, if any), such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(k) On the Closing Date, all federal and other material Tax Returns (as defined below) of the Target Fund (including its predecessor fund, if any) required by law to have been filed by such date (taking into account any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit and no such audit has been threatened by any Federal, state, local or foreign Tax authority; no assessment has been asserted or proposed with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes (other than for Taxes not yet due and payable); no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending (in each case other than waivers as a result of extensions of time to file Tax Returns); and adequate provision has been made in the financial statements of the Target Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements. To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax Return that the Target Fund is or may be subject to taxation in that jurisdiction. The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax or other like assessment or charge (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(l) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Target Fund (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund (including its predecessor fund, if any) has been eligible to compute its federal income tax under Section 852 of the Code. The Target Fund (including its predecessor fund, if any) has paid or made provision for the payment of any tax liability under Sections 852 or 4982 of the Code for any period ended on before the Closing Date. The Target Fund (including its predecessor fund, if any) has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to it. The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7T(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, will declare on or prior to the Valuation Time on the Closing Date to the shareholders of the Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date;

(m) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales by the Target Fund have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(n) The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the board of trustees of the Target Entity and, subject to the approval of the shareholders of the Target Fund (only with respect to any obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(p) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(q) The Target Fund has no unamortized or unpaid organizational fees or expenses;

(r) The Target Fund has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date of a Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(s) The Target Fund (including the Acquiring Fund as its successor) will not be required to include any material item of income in, or exclude any material item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date (including as a result of the transactions contemplated in this Agreement); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date; and

(t) The Target Fund has no actual or potential material liability for any Tax obligation of any taxpayer other than itself. The Target Fund (including its predecessor fund, if any) is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns except as disclosed on Schedule 4.1(t) with respect to certain state Tax Returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the primary purpose of which do not relate to Taxes).

4.2. With respect to each Reorganization, the applicable Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the corresponding Target Entity and Target Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, each with power under its Governing Documents, to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;

(d) The registration statement on Form N-14 (the “N-14 Registration Statement”) and any other prospectus and/or statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;

(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

(g) Except as set forth on Schedule 4.2(g), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement;

(h) The financial statements of the Acquiring Fund (including its predecessor fund, if any) for the Acquiring Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. To the knowledge of the Acquiring Fund, such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i) Since the last day of the Acquiring Fund’s (including its predecessor fund, if any) most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(j) On the Closing Date, all material Tax Returns of the Acquiring Fund (including its predecessor fund, if any) required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the financial statements of the Acquiring Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements;

(k) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(l) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(m) The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(o) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;

(p) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(q) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by IAI or its affiliates.

4.3. With respect to each Reorganization, the Target Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants as follows:

(a) For federal income tax purposes, the fair market value of the Acquiring Fund’s shares that each Target Fund Shareholder receives will be approximately equal to the fair market value of the Target Fund shares it actually or constructively surrenders in exchange therefor;

(b) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject; and

(c) No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.

5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

5.1. With respect to each Reorganization:

(a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.

(b) The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than to the Target Fund’s shareholders in accordance with the terms of this Agreement.

(c) The Target Entity, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice President to the best of their knowledge and belief, (3) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “ASC 740-10-25 Workpapers”). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.

(d) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(e) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of all shares of the applicable class of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(f) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code. The information to be provided under this subsection shall be provided within such timeframes as is mutually agreed by the parties.

(g) The Acquiring Fund and the Target Fund shall each use their best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(h) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code. None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

(i) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, Tax Returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.

(j) The Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income Tax Returns filed by or on behalf of the Target Fund (including its predecessor fund, if any) for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal or Tax opinions.

(k) The contingent deferred sales charge (“CDSC”) applicable to Class A and Class C shares of the Acquiring Fund issued in connection with the Reorganization will be calculated based on the CDSC schedule of Class A and Class C shares, respectively, of the Target Fund and, for purposes of calculating the CDSC, recipients of such Class A and Class C shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder. For purposes of calculating the automatic conversion right of holders of Class C shares of the Acquiring Fund issued in connection with the Reorganization to convert to Class A shares in accordance with the terms set forth in the Acquiring Fund’s prospectus and statement of additional information and Governing Documents, recipients of Class C shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Target Entity’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Acquiring Entity shall have delivered to the Target Fund as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement; and

(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(c) If requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date (iv) the ASC 740-10-25 Workpapers, (v) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and/or (vi) a statement of earnings and profits as provided in Section 5.1(f);

(d) The Target Entity shall have delivered to the Acquiring Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Time;

(e) The Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b) and 3.2(d) of this Agreement, respectively, each duly executed by an authorized officer of the Custodian, an authorized officer of the Target Transfer Agent or the Treasurer of the Target Entity, as applicable;

(f) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;

(g) The Target Fund shall have declared and paid or cause to be paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.

(h) The Target Entity, on behalf of the Target Fund, shall have duly executed and delivered to the Acquiring Entity such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Custodian and instructions to the Acquiring Fund’s transfer agent as the Acquiring Entity may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor; and

(i) The Acquiring Entity shall have received at the Closing: (i) a certificate of an authorized signatory of the Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; and (ii) a certificate of an authorized signatory from the Custodian for the Acquiring Fund stating that the Assets of the Target Fund have been received.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and transactions contemplated herein shall have been approved by the board of trustees of the Target Entity. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1.

8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.4. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5. The Target Entity (on behalf of each Target Fund) and the Acquiring Entity (on behalf of each Acquiring Fund) shall have received on or before the Closing Date an opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.5. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates. Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein. Subject to receipt of the certificates referenced in this Section 8.5 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1) of the Code. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.5.

9.	EXPENSES

9.1. Each of Invesco American Value Fund and Invesco Global Growth Fund will bear the costs associated with its respective Reorganization.

10.	FINAL TAX RETURNS AND FORMS 1099 OF THE TARGET FUND

10.1. After the Closing Date, except as otherwise agreed to by the parties, the Target Entity shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by the Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.4. This Agreement may be executed in any number of counterparts, each of which shall be considered an original.

14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Section 9.1 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Entity or the applicable Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of each Acquiring Fund and Target Fund.

Invesco Advisers, Inc.		AIM Sector Funds
By:		(Invesco Sector Funds),
	Name: Title:	AIM International Mutual Funds (Invesco International Mutual Funds), each on behalf of its respective series identified on Exhibit A hereto

By:
Name:
Title:

EXHIBIT A

CHART OF REORGANIZATIONS

ACQUIRING FUND (AND SHARE CLASSES) AND ACQUIRING ENTITY	TARGET FUND (AND TARGET SHARE CLASSES) AND TARGET ENTITY	CLOSING DATE

Invesco Value Opportunities Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco American Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)	February 10, 2023
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

Invesco Global Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	Invesco Global Growth Fund, a series of AIM International Mutual Funds (Invesco International Funds)	February 10, 2023
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

Schedule 1.2(b)

Excluded Assets

None

Schedule 1.2(c)

Excluded Liabilities

None

Schedule 4.1(h)

Target Fund Litigation, Administrative Proceedings and Investigations

None

Schedule 4.1(t)

Target Fund Tax Returns

None

Schedule 4.2(g)

Acquiring Fund Litigation, Administrative Proceedings and Investigations

None

Schedule 8.5

Tax Opinions

(i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.

(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.

(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

EXHIBIT F

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand a Target Fund’s and Acquiring Fund’s financial performance for the past five fiscal years and are included in the prospectuses of Invesco American Value Fund and Invesco Global Growth Fund (as previously designated, the Target Funds) and Invesco Value Opportunities Fund and Invesco Global Fund (as previously designated, the Acquiring Funds), which are each incorporated herein by reference. With respect to Invesco American Value Fund and Invesco Value Opportunities Fund for which no updated financial highlights information is included below, please see the Funds’ prospectuses for current financial highlights information with respect to such Funds. The financial highlights tables below provide additional information for the most recent six-month semi-annual reporting period for Invesco Global Growth Fund and Invesco Global Fund, which are unaudited. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Target Fund – Invesco Global Growth Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 4/30/22	$32.25	$(0.01)	$(8.68)	$(8.69)	$–	$(0.37)	$(0.37)	$23.19	(27.22)%	$527,355	1.22	%(d)	1.23	%(d)	(0.04	)%(d)	112%
Class C
Six months ended 4/30/22	$27.88	$(0.10)	$(7.48)	$(7.58)	$–	$(0.37)	$(0.37)	$19.93	(27.51)%	$9,046	1.97	%(d)	1.98	%(d)	(0.79	)%(d)	112%
Class Y
Six months ended 4/30/22	$32.47	$0.03	$(8.75)	$(8.72)	$(0.00)	$(0.37)	$(0.37)	$23.38	(27.12)%	$21,494	0.97	%(d)	0.98	%(d)	0.21	%(d)	112%
Class R5
Six months ended 4/30/22	$32.13	$0.04	$(8.65)	$(8.61)	$(0.04)	$(0.37)	$(0.41)	$23.11	(27.11)%	$496	0.88	%(d)	0.94	%(d)	0.30	%(d)	112%
Class R6
Six months ended 4/30/22	$32.13	$0.04	$(8.65)	$(8.61)	$(0.05)	$(0.37)	$(0.42)	$23.10	(27.11)%	$3,175	0.86	%(d)	0.87	%(d)	0.32	%(d)	112%

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $264,724,061 and sold of $91,251,356 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Global Small & Mid Cap Growth Fund into the Fund.

(d)	Annualized.

F-1

Acquiring Fund – Invesco Global Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 4/30/22	$135.11	$(0.15)	$(33.54)	$(33.69)	$–	$(8.92)	$(8.92)	$92.50	(26.57	)%(e)	$5,622,941	1.02	%(e)(f)	1.102	(e)(f)	(0.26	)%(e)(f)	6%
Class C
Six months ended 4/30/22	$119.28	$(0.52)	$(29.28)	$(29.80)	$–	$(8.92)	$(8.92)	$80.56	(26.84)%		$162,485	1.79	%(f)	1.79	%(f)	(1.03	)%(f)	6%
Class R
Six months ended 4/30/22	$133.38	$(0.30)	$(33.05)	$(33.35)	$–	$(8.92)	$(8.92)	$91.11	(26.67)%		$175,860	1.29	%(f)	1.29	%(f)	(0.53	)%(f)	6%
Class Y
Six months ended 4/30/22	$136.06	$(0.02)	$(33.81)	$(33.83)	$–	$(8.92)	$(8.92)	$93.31	(26.47)%		$1,865,178	0.79	%(f)	0.79	%(f)	(0.03	)%(f)	6%
Class R5
Six months ended 4/30/22	$136.38	$0.04	$(33.90)	$(33.86)	$–	$(8.92)	$(8.92)	$93.60	(26.44)%		$814	0.68	%(f)	0.68	%(f)	0.08	%(f)	6%
Class R6
Six months ended 4/30/22	$136.59	$0.05	$(33.97)	$(33.92)	$–	$(8.92)	$(8.92)	$93.75	(26.44)%		$1,889,428	0.68	%(f)	0.68	%(f)	0.08	%(f)	6%

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include estimated acquired fund fees from underlying funds of 0.00% for the one month ended October 31, 2019 and the years ended September 30, 2019, 2018 and 2017, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.23% for the six months ended April 30, 2021 and the year ended October 31, 2021.

(f)	Annualized.

F-2

Part B

STATEMENT OF ADDITIONAL INFORMATION

[            , 2022]

to the

Joint Information Statement on Form N-14 Filed by:

AIM Sector Funds (Invesco Sector Funds)

AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Funds

11 Greenway Plaza, Suite 1000

Houston, Texas 77046-1173

1-800-959-4246

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Joint Information Statement/Prospectus dated [            , 2022] relating specifically to the Agreement and Plan of Reorganization (the “Agreement”) relating to the Funds identified below (the “Joint Information Statement/Prospectus”). Copies of the Joint Information Statement/Prospectus may be obtained at no charge by writing to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by calling 1-800-959-4246. You can also access this information at www.invesco.com/us.

1

General Information

This SAI relates to (a) the proposed transfer of the assets and assumption of liabilities of each Target Fund identified below (each a “Target Fund” and together, the “Target Funds”) by its corresponding Acquiring Fund (each an “Acquiring Fund” and together, the “Acquiring Funds”) in exchange for shares of a corresponding class of an Acquiring Fund; (b) the distribution of such shares to the corresponding class to the shareholders of a Target Fund; and (c) the distribution of shares in complete liquidation of a Target Fund and the cancellation of the outstanding shares of a Target Fund (each a “Reorganization” and together, the “Reorganizations”). Further information is included in the Joint Information Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this SAI.

Each Target Fund is a series of a corresponding Target Trust (each a “Target Trust” and collectively, the “Target Trusts”) and each Acquiring Fund is a series of a corresponding Acquiring Trust (each an “Acquiring Trust” and collectively, the “Acquiring Trusts”) listed below:

Target Fund	Target Trust	Acquiring Fund	Acquiring Trust
Invesco American Value Fund	AIM Sector Funds (Invesco Sector Funds)	Invesco Value Opportunities Fund	AIM Sector Funds (Invesco Sector Funds)
Invesco Global Growth Fund	AIM International Mutual Funds (Invesco International Mutual Funds)	Invesco Global Fund	AIM International Mutual Funds (Invesco International Mutual Funds)

Incorporation of Documents by Reference into the SAI

This SAI incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

1.

Statement of Additional Information dated August 26, 2022 for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco American Value Fund and Invesco Value Opportunities Fund (filed via EDGAR on August 25, 2022, Accession No. 0001104659-22-094275).

2.

The audited financial statements and related report of the independent public accounting firm included in the AIM Sector Funds (Invesco Sector Funds) Annual Report to Shareholders for the fiscal year ended April 30, 2022, with respect Invesco American Value Fund and Invesco Value Opportunities Fund (filed via EDGAR on July 6, 2022, Accession No. 0001193125-22-188353).

3.

Statement of Additional Information dated February 28, 2022 for AIM International Mutual Funds (Invesco International Mutual Funds), with respect to Invesco Global Growth Fund and Invesco Global Fund (“AIMF SAI”) (filed via EDGAR on February 25, 2022, Accession No. 0001193125-22-054471).

4.	Supplement dated April 20, 2022 to the AIMF SAI, with respect to Invesco Global Growth Fund and Invesco Global Fund (filed via EDGAR on April 20, 2022, Accession No. 0001193125-22-111252).

5.

The audited financial statements and related report of the independent public accounting firm included in the AIM International Funds (Invesco International Funds) Annual Report to Shareholders for the fiscal year ended October 31, 2021, with respect Invesco Global Growth Fund and Invesco Global Fund (filed via EDGAR on January 6, 2022, Accession No. 0001193125-22-003230).

6.

The unaudited financial statements included in the AIM International Mutual Funds (Invesco International Mutual Funds) Semiannual Report to Shareholders for the fiscal period ended April 30, 2022, with respect to Invesco Global Growth Fund and Invesco Global Fund (filed via EDGAR on July 6, 2022, Accession No. 0001193125-22-188348).

2

Supplemental Financial Information

A table showing the fees and expenses of each Acquiring Fund and its corresponding Target Fund, and the fees and expenses of the Acquiring Funds on a pro forma basis after giving effect to the proposed Reorganizations, is included in “Expenses Tables and Expense Examples” in the Joint Information Statement/Prospectus. Each Acquiring Fund will be the Accounting Survivor in its respective Reorganization.

The Reorganizations will not result in a material change to any of the Target Funds’ investment portfolios due to the investment restrictions of the corresponding Acquiring Fund. As a result, a schedule of investments of each Target Fund modified to show the effects of such change is not required and is not included.

There are no material differences in the accounting, valuation and tax policies of each Target Fund as compared to those of its corresponding Acquiring Fund.

3

PART C

OTHER INFORMATION

Item 15. Indemnification.

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust, as amended and Article VIII of its Second Amended and Restated Bylaws and are hereby incorporated by reference. See Items 28(a) and (b) above. Under the Fourth Amended and Restated Agreement and Declaration of Trust, effective as of April 11, 2017, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Second Amended and Restated Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Second Amended and Restated Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $100,000,000 and an additional $50,000,000 of excess coverage (plus an additional $30,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (Invesco) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impart liability on the part of Invesco to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the Sub-Advisory Contract) between Invesco, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Canada Ltd, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc., and separate Sub-Advisory Agreements with each of Invesco Capital Management, LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (each a Sub-Adviser, collectively the Sub-Advisers) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

Exhibit Number			Description

(1)		(a)	Fourth Amended and Restated Agreement and Declaration of Trust of Registrant dated April 11, 2017.(8)

		(b)	Amendment No. 1, dated January 26, 2018, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant dated April 11, 2017.(9)

		(c)	Amendment No. 2, dated November 30, 2018, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant dated April 11, 2017.(9)

		(d)	Amendment No. 3, dated January 16, 2019, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant dated April 11, 2017.(11)

		(e)	Amendment No. 4, dated March 27, 2019, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant dated April 11, 2017.(11)

		(f)	Amendment No. 5, dated December 10, 2019, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant dated April 11, 2017.(14)

		(g)	Amendment No. 6, dated December 10, 2019, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant dated April 11, 2017.(16)

		(h)	Amendment No. 7, dated March 30, 2020, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant dated April 11, 2017.(16)

		(i)	Amendment No. 8, dated June 3, 2020, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant dated April 11, 2017.(16)

		(j)	Amendment No. 9, dated October 20, 2020, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant dated April 11, 2017.(22)

		(k)	Amendment No. 10, dated December 1, 2021, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant dated April 11, 2017.(28)

(2)			Second Amended and Restated Bylaws, adopted effective October 26, 2016.(7)

(3)			Voting Trust Agreements – None

(4)			Form of Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, dated [ , 2022] is attached to the Proxy Statement Prospectus contained in this Registration Statement.

(5)			Articles II, VI, VII, VIII and IX of the Fourth Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Second Amended and Restated Bylaws define rights of holders of shares.

(6)	(1)	(a)	Amended and Restated Master Investment Advisor Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (22)

	(1)	(b)	Amendment No. 1, dated August 5, 2020, to the Amended and Restated Master Investment Advisor Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (22)

	(1)	(c)	Amendment No. 2, dated September 30, 2020, to the Amended and Restated Master Investment Advisor Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (22)

	(1)	(d)	Amendment No. 3, dated December 22, 2020, to the Amended and Restated Master Investment Advisor Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (22)

	(2)	(a)	Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between Invesco Advisers, Inc. on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc.(22)

	(2)	(b)	Amendment No. 1, dated August 5, 2020, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between Invesco Advisers, Inc. on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc.(22)

	(2)	(c)	Amendment No. 2, dated September 30, 2020, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between Invesco Advisers, Inc. on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc.(22)

	(2)	(d)	Amendment No. 3, dated December 22, 2020, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between Invesco Advisers, Inc. on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc.(22)

	(3)	(a)	Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020.(18)

	(3)	(b)	Amendment No. 1, dated August 5, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020.(19)

	(3)	(c)	Amendment No. 2, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020.(19)

	(3)	(d)	Amendment No. 3, dated October 9, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020.(19)

	(3)	(e)	Amendment No. 4, dated December 22, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020.(22)

	(3)	(f)	Amendment No. 5, dated February 18, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020.(23)

	(3)	(g)	Amendment No. 6, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020.(24)

d	(3)	(h)	Amendment No. 7, dated August 2, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020.(25)

	(4)	(a)	Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020.(19)

	(4)	(b)	Amendment No. 1, dated August 5, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020.(19)

	(4)	(c)	Amendment No. 2, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020.(19)

	(4)	(d)	Amendment No. 3, dated October 9, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020.(19)

	(4)	(e)	Amendment No. 4, dated December 22, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020.(22)

	(4)	(f)	Amendment No. 5, dated February 18, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020.(23)

	(4)	(g)	Amendment No. 6, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020.(24)

	(4)	(h)	Amendment No. 7, dated August 2, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020.(25)

	(5)	(a)	Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(18)

	(5)	(b)	Amendment No. 1, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(21)

	(5)	(c)	Amendment No. 2, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(24)

	(5)	(d)	Amendment No. 3, dated April 23, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(24)

(7)	(1)	(a)	Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. dated July 1, 2020.(18)

	(1)	(b)	Amendment No.1, dated August 5, 2020, to the Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. dated July 1, 2020.(19)

	(1)	(c)	Amendment No. 2, dated September 4, 2020, to the Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. dated July 1, 2020.(19)

	(1)	(d)	Amendment No. 3, dated October 9, 2020, to the Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. dated July 1, 2020.(19)

	(1)	(e)	Amendment No. 4, dated December 22, 2020, to the Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. dated July 1, 2020.(17)

	(1)	(f)	Amendment No. 5, dated February 18, 2021, to the Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. dated July 1, 2020.(23)

	(1)	(g)	Amendment No. 6, dated March 31, 2021, to the Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. dated July 1, 2020.(24)

	(1)	(h)	Amendment No. 7, dated August 2, 2021, to the Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. dated July 1, 2020.(25)

e	(1)	(i)	Amendment No. 8, dated August 2, 2021, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between Registrant and Invesco Distributors, Inc. (26)

e	(1)	(j)	Amendment No. 9, dated February 28, 2022, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between Registrant and Invesco Distributors, Inc. (26)

e	(1)	(k)	Amendment No. 10, dated April 29, 2022, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between Registrant and Invesco Distributors, Inc. (26)

	(2)		Form of Selected Dealer Agreement between Invesco Aim Distributors, Inc. and selected dealers.(3)

	(3)		Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks.(3)

(8)	(1)		Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013.(4)

	(2)	(a)	Form of Invesco Funds Trustee Deferred Compensation Agreement, as approved by the Board/Trustees on December 31, 2011.(5)

	(2)	(b)	Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement.(6)

(9)	(1)		Master Custodian Agreement between Registrant and State Street Bank and Trust dated June 1, 2018.(10)

	(2)		Foreign Assets Delegation Agreement, dated November 6, 2006, between A I M Advisors, Inc. and Registrant.(2)

(10)	(1)		Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (29)

	(2)		Second Amended and Restated Service Plan (Reimbursement), effective July 1, 2022.(29)

	(3)		Amended and Restated Multiple Class Plan of the Invesco Family of Funds® effective January 22, 2021.(17)

(11)			Opinion and Consent of Stradley Ronon Stevens & Young, LLP.(*)

(12)			Opinion of Stradley Ronon Stevens & Young, LLP supporting the tax matters and consequences to shareholders will be filed by Post-Effective Amendment.

(13)	(1)	(a)	Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Invesco Advisers, Inc. and Registrant. (22)

	(1)	(b)	Amendment No. 1, dated August 5, 2020, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Invesco Advisers, Inc. and Registrant. (22)

	(1)	(c)	Amendment No. 2, dated September 30, 2020, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Invesco Advisers, Inc. and Registrant. (22)

	(1)	(d)	Amendment No. 3, dated December 22, 2020, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Invesco Advisers, Inc. and Registrant. (22)

	(2)	(a)	Fifth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2020, between Registrant and Invesco Investment Services, Inc.(22)

—	(2)	(b)	Amendment No. 1, dated July 1, 2021, to the Fifth Amended and Restated Transfer Agency and Service Agreement between the Registrant and Invesco Investment Services, Inc. dated July 1, 2020.(28)

—	(3)		Shareholder SubAccounting Services Agreement, dated as of October 1, 1993, among the Registrant, First Data Investor Services Group (formerly The Shareholder Services Group, Inc.), Financial Data Services, Inc. and Merrill Lynch Pierce Fenner & Smith, Inc.(1)

—	(42)		Eighth Amended and Restated Memorandum of Agreement, regarding securities lending, dated July 1, 2014, between Registrant and Invesco Advisers, Inc.(5)

—	(5)		Memorandum of Agreement, dated July 1, 2022, regarding advisory fee waivers and affiliated money market fund waivers, between Registrant and Invesco Advisers, Inc. (26)

—	(6)		Memorandum of Agreement, dated July 1, 2022, regarding expense limitations, between Registrant and Invesco Advisers, Inc. (26)

—	(7)		Interfund Lending Agreement, dated December 12, 2016, between Registrant and Invesco Advisers, Inc. (7)

(14)		(a)	Consent of PricewaterhouseCoopers LLP with respect to AIM International Mutual Funds (Invesco International Mutual Funds). (*)

(14)		(b)	Consent of PricewaterhouseCoopers LLP with respect to AIM Sector Funds (Invesco Sector Funds). (*)

(15)			Omitted Financial Statements – None.

(16)			Power of Attorney. (*)

(17)		(1)	Code of Ethics and Personal Trading Policy for North America, dated January 2022, relating to Invesco Advisers, Inc.(28)

		(2)	Code of Ethics and Personal Trading Policy for EMEA dated January 2022, relating to Invesco Asset Management Limited. (28)

		(3)	Code of Ethics and Personal Trading Policy for APAC, dated January 2022, relating to Invesco Asset Management (Japan) Limited. (28)

		(4)	Code of Ethics and Personal Trading Policy for APAC, dated January 2022, relating to Invesco Hong Kong Limited. (28)

		(5)	Code of Ethics and Personal Trading Policy for North America, dated January 2022, relating to Invesco Canada Ltd. (28)

		(6)	Code of Ethics and Personal Trading Policy for EMEA dated January 2022, relating to Invesco Asset Management Deutschland (GmbH). (28)

		(7)	Code of Ethics and Personal Trading Policy for North America, dated January 2022, relating to Invesco Senior Secured Management.(28)

		(8)	Code of Ethics and Personal Trading Policy for North America, dated January 2022, relating to Invesco Capital Management, LLC.(28)

		(9)	Code of Ethics and Personal Trading Policy for APAC, dated January 2022, and Invesco Asset Management (India) Pvt. Ltd Personal Trading Policy, dated May 25, 2020, relating to Invesco Asset Management (India) PVT. LTD. (28)

(1)	Incorporated by reference to PEA No. 9, filed on February 28, 1996.

(2)	Incorporated by reference to PEA No. 39, filed on February 6, 2008.

(3)	Incorporated by reference to PEA No. 43, filed on December 18, 2009.

(4)	Incorporated by reference to PEA No. 60, filed on February 26, 2014.

(5)	Incorporated by reference to PEA No. 62, filed on February 25, 2015.

(6)	Incorporated by reference to PEA No. 66, filed on February 24, 2016.

(7)	Incorporated by reference to PEA No. 70, filed on February 24, 2017.

(8)	Incorporated by reference to PEA No. 74, filed on June 6, 2017.

(9)	Incorporated by reference to PEA No. 76, filed on February 26, 2018.

(10)	Incorporated by reference to PEA No. 82, filed on February 27, 2019.

(11)	Incorporated by reference to PEA No. 86, filed on August 27, 2019.

(12)	Incorporated by reference to PEA No. 135 to AIM Equity Funds (Invesco Equity Funds) Registration Statement on Form N-1A, filed on November 21, 2019.

(13)	Incorporated by reference to PEA No. 116 to AIM Sector Funds (Invesco Sector Funds) Registration Statement on Form N-1A, filed on February 27, 2020.

(14)	Incorporated by reference to PEA No. 95, filed on February 27, 2020.

(15)	Incorporated by reference to PEA No. 132 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on June 5, 2020.

(16)	Previously filed with PEA No. 99 to the Registration Statement of Registrant filed on June 26, 2020.

(17)	Incorporated by reference to PEA No. 191 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on February 22, 2021.

(18)	Incorporated by reference to PEA No. 137 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on August 21, 2020.

(19)	Incorporated by reference to PEA No. 139 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on October 9, 2020.

(20)	Incorporated by reference to PEA No. 118 to AIM Sector Funds (Invesco Sector Funds) Registration Statement on Form N-1A, filed on August 28, 2020.

(21)	Incorporated by reference to PEA No. 143 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on December 11, 2020.

(22)	Incorporated by reference to PEA No. 101, filed on February 26, 2021.

(23)	Incorporated by reference to PEA No. 192 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on March 30, 2021.

(24)	Incorporated by reference to PEA No. 163 to AIM Growth Series (Invesco Growth Series) Registration Statement on Form N-1A, filed on April 30, 2021.

(25)	Incorporated by reference to PEA No. 85 to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Registration Statement on Form N-1A, filed on September 8, 2021.

(26)	Incorporated by reference to PEA No. 105 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A, filed on June 27, 2022

(27)	Incorporated by reference to PEA No. 104 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A, filed on June 25, 2021.

(28)	Incorporated by reference to PEA No. 102, filed on February 25, 2022.

(29)	Incorporated by reference to PEA No. 121 to AIM Sector Funds (Invesco Sector Funds) Registration Statement on Form N-1A, filed on August 25, 2022.

(*)	Filed herewith electronically.

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant in the city of Houston and State of Texas on the 23rd day of September, 2022.

AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)

By:	/s/ Sheri Morris
Sheri Morris
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE
/s/ Sheri Morris	President (Principal Executive Officer)	September 23, 2022
(Sheri Morris)

/s/ Beth Ann Brown*	Chair and Trustee	September 23, 2022
(Beth Ann Brown)

Vice Chair and Trustee
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	September 23, 2022
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	September 23, 2022
(Eli Jones)

/s/ Elizabeth Krentzman*	Trustee	September 23, 2022
(Elizabeth Krentzman)

/s/ Anthony J. LaCava, Jr.*	Trustee	September 23, 2022
(Anthony J. LaCava, Jr.)

/s/ Prema Mathai-Davis*	Trustee	September 23, 2022
(Prema Mathai-Davis)

/s/ Joel W. Motley*	Trustee	September 23, 2022
(Joel W. Motley)

/s/ Teresa M. Ressel*	Trustee	September 23, 2022
(Teresa M. Ressel)

/s/ Robert C. Troccoli*	Trustee	September 23, 2022
(Robert C. Troccoli)

SIGNATURE	TITLE	DATE
/s/ Daniel S. Vandivort*	Trustee	September 23, 2022
(Daniel S. Vandivort)

/s/ Adrien Deberghes	Vice President & Treasurer	September 23, 2022
Adrien Deberghes	(Principal Financial Officer)

By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to power of attorney dated September 20, 2022, filed electronically herewith.

EXHIBIT INDEX

(11)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP

(14)(a)	Consent of PricewaterhouseCoopers LLP with respect to AIM International Mutual Funds (Invesco International Mutual Funds)

(14)(b)	Consent of PricewaterhouseCoopers LLP with respect to AIM Sector Funds (Invesco Sector Funds)

(16)	Power of Attorney